UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Commodity
Strategy Fund
CMS-SEM

MFS® Commodity
Strategy Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Investment Grade Corporates	34.8%
U.S. Treasury Securities	18.3%
Collateralized Debt Obligations	5.5%
Commercial Mortgage-Backed Securities	4.8%
Asset-Backed Securities	2.7%
Municipal Bonds	2.3%
Emerging Markets Bonds	1.5%
High Yield Corporates	1.0%
Mortgage-Backed Securities	0.7%
Residential Mortgage-Backed Securities	0.7%
Non-U.S. Government Bonds	0.2%
U.S. Government Agencies (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	6.7%
A	13.5%
BBB	24.2%
BB	1.0%
B (o)	0.0%
U.S. Government	11.5%
Federal Agencies	0.7%
Not Rated	9.5%
Non-Fixed Income	100.2%
Cash & Cash Equivalents	26.8%
Other	(99.5)%
2

Portfolio Composition - continued
Commodity exposure (c)(i)
Gold	11.3%
WTI Crude Oil	9.8%
Brent Crude	8.7%
Corn	7.3%
Natural Gas	6.9%
Soybeans	6.9%
Soybean Oil	5.6%
Copper (COMEX)	5.4%
Sugar	3.9%
Unleaded Gasoline	3.9%
Silver	3.8%
Lean Hogs	3.6%
Wheat	3.4%
Aluminum	3.1%
Soybean Meal	2.9%
Cotton	2.9%
Gas Oil	2.7%
Zinc	2.7%
Live Cattle	2.3%
Heating Oil	2.2%
Coffee	1.7%
Nickel	0.9%
Kansas Wheat	0.5%
Feeder Cattle	(1.1)%
Lead	(1.1)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
3

Portfolio Composition - continued
(c)	MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Consolidated Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.
4

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	1.13%	$1,000.00	$1,267.25	$6.35
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.87%	$1,000.00	$1,263.95	$10.50
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
C	Actual	1.88%	$1,000.00	$1,264.14	$10.55
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.88%	$1,000.00	$1,268.78	$4.95
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R1	Actual	1.87%	$1,000.00	$1,264.03	$10.50
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
R2	Actual	1.37%	$1,000.00	$1,266.54	$7.70
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85
R3	Actual	1.12%	$1,000.00	$1,268.91	$6.30
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R4	Actual	0.87%	$1,000.00	$1,271.29	$4.90
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R6	Actual	0.80%	$1,000.00	$1,269.22	$4.50
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
6

Consolidated Portfolio of Investments
4/30/21 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 65.4%
Aerospace & Defense – 1.2%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$ 2,535,298
Boeing Co., 1.167%, 2/04/2023	1,968,000	1,976,172
Boeing Co., 1.433%, 2/04/2024	3,936,000	3,948,237
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,550,757
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	101,280
		$10,111,744
Asset-Backed & Securitized – 13.6%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.786% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$ 253,144
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	690,505
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.265% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,111,158
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.115% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	153,452
Arbor Realty Trust, Inc., FLR, 1.614% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	375,265
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.415% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	612,737
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.666% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	301,494
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.015% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	248,632
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.525% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,152,918
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,744,629
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.788% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,361,797
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.088% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	576,468
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.664% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,142,685	1,138,051
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.214% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	636,041	634,651
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.115% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	657,794	657,793
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,180,466
7

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.615% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	$1,635,470	$ 1,634,492
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.414% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,360,019	1,359,204
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.665% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,710,633
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.933%, 12/15/2051 (i)(n)	19,536,986	949,861
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)	11,509,803	1,457,075
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)	12,640,768	1,213,209
BPCRE Holder LLC, 1.664%, 2/15/2037 (n)	1,053,500	1,051,852
BPCRE Holder LLC, 2021-FL1, “C”, 2.014%, 2/15/2037 (n)	286,000	285,552
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.165% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	484,095
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.214% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,801,687
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	473,114	480,553
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	483,027	482,347
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	98,110	97,892
BXMT Ltd., 2020-FL2, “B”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,492,000	1,488,267
BXMT Ltd., 2020-FL2, “A”, FLR, 1.015% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	2,317,500	2,314,598
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.42% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,602,602
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	568,078	586,394
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.441%, 5/10/2050 (i)	11,793,055	630,665
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	380,127	385,393
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	120,318	122,692
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.764%, 11/15/2062 (i)	9,116,425	442,434
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.445%, 2/15/2054 (i)	11,160,565	1,159,626
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	10,587,445	645,777
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	451,428
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	249,414
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.884% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,251,901
8

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.404% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	$1,723,013	$ 1,723,094
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,626,971
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	501,422	506,123
Dryden Senior Loan Fund, 2017-49A, “BR”, FLR, 1.79% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,946,200
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	70,119	70,213
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.816% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,222,500	1,219,582
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,205,000	2,241,243
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	375,000	377,892
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	520,544
Flagship CLO, 2014-8A, “BRR”, FLR, 1.583% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,593,234	1,596,161
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.46% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,820,296	1,820,296
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,200,987
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	922,550
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	386,669	389,316
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	642,830
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	472,458
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.234% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	640,403	640,403
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.013% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	353,697	352,876
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.031%, 5/10/2050 (i)	10,867,535	595,902
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.264%, 8/10/2050 (i)	11,308,111	596,659
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.246%, 5/12/2053 (i)	8,656,326	754,458
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.065% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	953,744
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.965% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,564,026	1,566,222
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.015% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,057,275	3,060,136
JPMorgan Chase Commercial Mortgage Securities Corp., 1.195%, 9/15/2050 (i)	12,802,422	617,684
9

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.115% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	$1,177,500	$ 1,177,500
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,731,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.665% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	573,753
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.164% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,098,979	1,098,636
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.485% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,897,200	1,890,095
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.689% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,185,360
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.389% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,584,486
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.634% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,019,372
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.236% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	887,062	887,062
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.536% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,316,000
MF1 Ltd., 2020-FL3, “B”, FLR, 3.865% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	205,000	208,585
MF1 Ltd., 2020-FL3, “C”, FLR, 4.614% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	298,490
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.865% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,470,503
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,340,428	1,362,118
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.548%, 5/15/2050 (i)	10,060,859	585,176
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.571%, 6/15/2050 (i)	4,581,187	259,396
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.026%, 12/15/2051 (i)	16,310,062	872,274
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 4/15/2031 (i)(w)	9,524,381	942,006
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	248,101	248,503
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.056% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	397,000	397,057
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.056% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	393,607
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.456% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	362,249
10

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.256% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	$297,000	$ 300,583
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 1.433%, 1/15/2028 (n)	2,729,000	2,720,905
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.788% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,515,565
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,050,568
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 1.475% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,211,346
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,844,065
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	190,388	191,049
PFP III Ltd., 2021-7, “B”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,500	601,489
PFP III Ltd., 2021-7, “C”, FLR, 1.766% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,500	191,023
PFS Financing Corp., 2019-B, “A”, FLR, 0.664% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,974,600
Progress Residential Trust, 2021-SFR1, “B”, 1.303%, 4/17/2038 (n)	248,000	243,375
Progress Residential Trust, 2021-SFR1, “C”, 1.555%, 4/17/2038 (n)	186,000	182,224
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	209,169	212,844
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	268,527	274,356
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.087% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	704,504
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	1,683,628	1,683,628
Starwood Property Trust, Inc., REIT, 1.909%, 4/18/2038 (n)	2,295,000	2,296,431
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.538% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	680,935
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.988% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,196,346
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.565% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,912,808
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.516% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,305,000
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.965% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	1,957,500	1,957,498
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.151%, 11/15/2050 (i)	7,853,828	354,062
11

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.165%, 12/15/2051 (i)	$7,944,955	$ 480,127
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	430,577	431,896
		$ 117,327,802
Automotive – 2.5%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$1,674,000	$ 1,668,936
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,244,938
General Motors Financial Co., 1.7%, 8/18/2023	2,471,000	2,522,065
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,284,419
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,468,920
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	742,364
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,530,764
Hyundai Capital America, 0.8%, 1/08/2024 (n)	274,000	272,555
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,696,685
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	977,000	995,719
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	615,063
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	263,463
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,078,000	1,145,692
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,254,000	2,439,726
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,559,000	1,555,103
		$21,446,412
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,950,000	$ 1,962,794
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,674,000	3,787,028
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,200,432
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	610,584
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,974,000	1,973,385
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	254,677
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	3,942,000	3,866,814
		$13,655,714
Business Services – 0.7%
Equinix, Inc., 1.25%, 7/15/2025	$625,000	$ 624,199
Global Payments, Inc., 1.2%, 3/01/2026	2,275,000	2,250,464
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,574,953
Western Union Co., 1.35%, 3/15/2026	2,078,000	2,057,154
		$6,506,770
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,416,000	$ 2,537,244
12

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024 (n)	$1,285,000	$ 1,399,276
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	471,000	552,255
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	253,320
		$2,204,851
Computer Software - Systems – 0.0%
Apple, Inc., 1.7%, 9/11/2022	$441,000	$ 449,892
Conglomerates – 0.6%
Carrier Global Corp., 2.242%, 2/15/2025	$2,283,000	$ 2,381,305
Roper Technologies, Inc., 2.8%, 12/15/2021	640,000	648,412
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,526,838
		$5,556,555
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$ 2,260,425
Consumer Services – 0.2%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$ 1,572,947
Containers – 0.1%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$693,000	$ 691,240
Electronics – 0.3%
Broadcom, Inc., 4.7%, 4/15/2025	$690,000	$ 778,324
Broadcom, Inc., 3.15%, 11/15/2025	625,000	669,411
Microchip Technology, Inc., 3.922%, 6/01/2021	1,208,000	1,211,142
		$2,658,877
Emerging Market Quasi-Sovereign – 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$ 1,793,784
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	938,007
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,613,000	1,596,838
		$4,328,629
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$ 1,679,579
Energy - Independent – 0.5%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$1,784,000	$ 1,784,693
Pioneer Natural Resources Co., 0.75%, 1/15/2024	2,417,000	2,417,930
		$4,202,623
13

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.6%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,206,000	$ 1,371,217
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,849,978
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	1,007,685
Husky Energy, Inc., 3.95%, 4/15/2022	782,000	798,918
		$5,027,798
Financial Institutions – 1.4%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,964,000	$ 2,152,477
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,393,000	1,463,749
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,435,000	1,688,913
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	201,000	205,197
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,197,570
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	1,113,902
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,801,000	2,738,452
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	858,000	914,953
Century Housing Corp., 3.995%, 11/01/2021	691,000	694,252
		$12,169,465
Food & Beverages – 0.6%
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,510,000	$ 1,618,185
Mondelez International, Inc., 0.625%, 7/01/2022	3,400,000	3,411,319
		$5,029,504
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$3,173,000	$ 3,176,274
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	2,380,000	2,376,609
		$5,552,883
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$ 1,383,137
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,489,331
Marriott International, Inc., 2.3%, 1/15/2022	2,151,000	2,171,654
Marriott International, Inc., 3.75%, 10/01/2025	509,000	548,348
Sands China Ltd., 3.8%, 1/08/2026	1,030,000	1,090,585
		$6,683,055
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$101,000	$ 103,384
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	114,437
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	96,000	96,463
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	123,000	126,754
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	155,965
		$597,003
14

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$ 1,532,994
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,670,615
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,404,000	2,395,481
		$5,599,090
Insurance - Property & Casualty – 0.3%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$ 1,224,852
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,383,000	1,405,596
		$2,630,448
International Market Quasi-Sovereign – 0.2%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,010,000	$ 2,022,132
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$ 2,372,985
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$ 2,101,349
CNH Industrial Capital LLC, 1.875%, 1/15/2026	497,000	504,732
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,162,589
		$3,768,670
Major Banks – 8.4%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$ 1,738,707
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,665,000	4,810,361
Barclays PLC, 1.007%, 12/10/2024	781,000	782,266
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	799,250
Credit Agricole, “A”, FLR, 1.617% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	756,334
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,098,518
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	437,679
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	3,640,000	3,653,708
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	1,418,000	1,397,825
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,383,000	2,439,794
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	994,257
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	928,000	949,330
15

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	$1,060,000	$ 1,052,633
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,913,149
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,264,644
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,506,000	1,609,843
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	1,903,000	1,867,036
KeyBank N.A., 3.3%, 2/01/2022	772,000	789,480
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,060,494
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	3,125,000	3,133,490
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,700,000	2,707,458
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,485,000	2,565,318
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,549,000	2,779,553
Royal Bank of Canada, 0.5%, 10/26/2023	3,500,000	3,506,658
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,384,969
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	2,411,000	2,401,292
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	814,682
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	483,000	493,969
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	250,000	267,173
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	799,290
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,889,455
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,534,000	1,537,940
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,603,000	1,601,955
Toronto-Dominion Bank, 0.75%, 1/06/2026	1,122,000	1,103,765
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,705,962
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,479,266
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,347,233
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,146,919
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	3,015,237
		$72,096,892
16

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$730,000	$ 748,682
HCA, Inc., 5%, 3/15/2024	2,522,000	2,809,473
		$3,558,155
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$809,000	$ 875,074
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	2,500,000	2,872,933
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	729,000	746,278
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	628,715
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,385,390
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	791,000	873,909
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	3,000,000	3,019,255
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,875,000	1,863,678
		$12,265,232
Midstream – 1.1%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$788,000	$ 827,094
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,624,000	1,655,795
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,516,586
MPLX LP, 3.375%, 3/15/2023	471,000	493,606
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	793,746
Western Midstream Operating LP, 4.35%, 2/01/2025	1,209,000	1,278,106
Western Midstream Operating LP, FLR, 2.288% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,709,866
		$9,274,799
Mortgage-Backed – 0.7%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$103,671	$ 109,123
Fannie Mae, 3%, 12/01/2031	398,678	424,103
Fannie Mae, 2%, 5/25/2044	710,182	726,445
Freddie Mac, 1.017%, 4/25/2024 (i)	110,044	2,255
Freddie Mac, 4%, 7/01/2025	100,507	107,194
Freddie Mac, 1.699%, 4/25/2030 (i)	6,414,204	775,340
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	3,349,910	3,591,890
Freddie Mac, 2%, 7/15/2042	640,645	662,239
		$6,398,589
Municipals – 2.3%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$245,000	$ 245,396
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	785,000	794,179
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	555,000	567,334
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	255,000	257,592
17

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	$305,000	$ 309,633
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	3,045,000	3,044,257
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	430,000	440,752
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,067,525
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	115,000	117,310
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	320,000	328,769
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	250,000	259,234
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	315,000	328,540
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,320,000	1,362,432
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,777,795
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,058,000	3,020,880
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	468,519
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	490,623
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	468,515
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,635,000	1,660,453
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	709,291
		$19,719,029
Natural Gas - Distribution – 0.3%
CenterPoint Energy, Inc., 0.7%, 3/02/2023	$2,491,000	$ 2,492,512
Network & Telecom – 0.7%
AT&T, Inc., 0.9%, 3/25/2024	$4,742,000	$ 4,753,051
Verizon Communications, Inc., 0.75%, 3/22/2024	930,000	933,586
		$5,686,637
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$152,000	$ 167,854
18

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,684,000	$ 1,845,658
Valero Energy Corp., 1.2%, 3/15/2024	1,400,000	1,407,371
Valero Energy Corp., 2.85%, 4/15/2025	773,000	815,917
		$4,068,946
Other Banks & Diversified Financials – 2.8%
American Express Co., 3.7%, 11/05/2021	$1,307,000	$ 1,326,412
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	3,117,000	3,117,930
BBVA USA, 3.5%, 6/11/2021	1,498,000	1,498,936
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,609,934
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,180,811
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,284,468
Groupe BPCE S.A., FLR, 1.424% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,216,022
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	2,132,000	2,103,090
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,338,365
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,723,000	1,733,254
National Bank of Canada, 0.55%, 11/15/2024	1,562,000	1,556,769
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,931,149
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	2,511,000	2,499,607
UBS AG, 1.75%, 4/21/2022 (n)	395,000	400,129
		$23,796,876
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$223,000	$ 235,131
Pharmaceuticals – 0.9%
AbbVie, Inc., 2.15%, 11/19/2021	$1,193,000	$ 1,204,731
AbbVie, Inc., 3.45%, 3/15/2022	2,322,000	2,371,666
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	2,468,000	2,467,545
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,763,000	1,774,358
		$7,818,300
Real Estate - Office – 0.1%
Corporate Office Property LP, 2.25%, 3/15/2026	$1,172,000	$ 1,201,973
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$566,000	$ 581,114
Kohl's Corp., 9.5%, 5/15/2025	2,962,000	3,824,622
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	324,000	325,215
		$4,730,951
19

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)	$928,000	$ 931,332
Ross Stores, Inc., 0.875%, 4/15/2026	1,034,000	1,011,238
TJX Cos., Inc., 3.5%, 4/15/2025	1,080,000	1,182,021
		$3,124,591
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.25%, 1/15/2022	$1,525,000	$ 1,545,837
Crown Castle International Corp., 3.15%, 7/15/2023	680,000	717,188
Crown Castle International Corp., 1.35%, 7/15/2025	546,000	548,590
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	2,676,000	2,901,801
		$5,713,416
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,631,000	$ 1,737,854
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	777,909
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	816,926
		$3,332,689
Transportation - Services – 1.0%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$5,491,000	$ 5,554,547
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,138,782
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	835,819
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	839,609
		$8,368,757
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.25%, 7/01/2021	$19,618	$ 19,681
U.S. Treasury Obligations – 11.4%
U.S. Treasury Notes, 2.625%, 12/15/2021 (f)	$27,750,000	$ 28,193,178
U.S. Treasury Notes, 1.875%, 4/30/2022	2,871,000	2,922,476
U.S. Treasury Notes, 0.125%, 6/30/2022	22,900,000	22,912,523
U.S. Treasury Notes, 0.125%, 10/15/2023	20,000,000	19,946,875
U.S. Treasury Notes, 1.5%, 11/30/2024	23,730,000	24,579,089
		$98,554,141
Utilities - Electric Power – 2.6%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$468,000	$ 468,756
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,888,113
FirstEnergy Corp., 4.75%, 3/15/2023	1,635,000	1,733,999
FirstEnergy Corp., 2.05%, 3/01/2025	1,344,000	1,354,080
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	795,505
Florida Power & Light Co., FLR, 0.564% (LIBOR - 3mo. + 0.38%), 7/28/2023	3,100,000	3,100,126
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,062,000	2,076,538
20

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	$1,411,000	$ 1,444,541
NextEra Energy, Inc., 0.65%, 3/01/2023	1,950,000	1,956,144
Pacific Gas & Electric Co., 1.75%, 6/16/2022	714,000	714,626
Pacific Gas & Electric Co., 1.367%, 3/10/2023	764,000	764,258
Pacific Gas & Electric Co., FLR, 1.573% (LIBOR - 3mo. + 1.375%), 11/15/2021	3,118,000	3,128,288
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	750,000	743,785
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,138,000	1,139,932
		$22,308,691
Total Bonds (Identified Cost, $555,619,182)		$ 563,578,179
Investment Companies (h) – 15.6%
Money Market Funds – 15.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $134,291,889)	134,293,453	$ 134,293,453
Short-Term Obligations (s)(y) – 1.7%
Freddie Mac, 0%, due 5/03/2021 (Identified Cost, $14,798,000)	$14,798,000	$ 14,798,000
Other Assets, Less Liabilities – 17.3%		148,903,798
Net Assets – 100.0%		$ 861,573,430

(f)	All or a portion of the security has been segregated as collateral for cleared swap agreements and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $134,293,453 and $578,376,179, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $228,155,876, representing 26.5% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.
21

Consolidated Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.865% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/2020	$205,000	$208,585
MF1 Ltd., 2020-FL3, “C”, FLR, 4.614% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/2020	293,000	298,490
Total Restricted Securities			$507,075
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
22

Consolidated Portfolio of Investments (unaudited) – continued
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
23

Consolidated Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/21
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	35,500,000	centrally cleared	1.88%/Semi-annually	0.24% FLR (3-Month LIBOR)/Quarterly	$319,683	$—	$319,683
9/19/21	USD	22,400,000	centrally cleared	1.57%/Semi-annually	0.12% FLR (1-Month LIBOR)/Monthly	165,338	—	165,338
						$485,021	$—	$485,021

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
12/09/21	USD	8,041,883 (Short)	Citibank N.A.	3 month T-Bill + 0.04%	BCOMLCTR (floating rate)	$418	$—	$418
2/11/22	USD	5,187,614 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNGTR (floating rate)	273	—	273
2/11/22	USD	7,925,799 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	404	—	404
2/11/22	USD	9,613,867 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	BCOMPBTR (floating rate)	365	—	365
3/11/22	USD	9,393,725 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	589	—	589
4/20/22	USD	9,132,286 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKWT (floating rate)	441	—	441
24

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Total Return Swaps - continued
4/20/22	USD	8,670,766 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMALTR (floating rate)	$461	$—	$461
						$2,951	$—	$2,951
Liability Derivatives
Total Return Swaps
5/14/21	USD	12,932,973 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(22,958)	$—	$(22,958)
5/21/21	USD	14,930,424 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(26,504)	—	(26,504)
5/21/21	USD	26,672,167 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(3,054)	—	(3,054)
5/21/21	USD	29,635,741 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(3,390)	—	(3,390)
5/21/21	USD	29,635,741 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,715)	—	(2,715)
7/14/21	USD	108,425,293 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(195,013)	—	(195,013)
7/16/21	USD	12,668,412 (Long)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	3 month T-Bill + 0.20%	(2,138)	—	(2,138)
7/30/21	USD	9,826,181 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(17,674)	—	(17,674)
7/30/21	USD	19,564,003 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,789)	—	(1,789)
7/30/21	USD	9,768,021 (Long)	Goldman Sachs International	BCOMSBTR (floating rate)	3 month T-Bill + 0.12%	(978)	—	(978)
7/30/21	USD	9,943,330 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(908)	—	(908)
25

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
7/30/21	USD	11,468,317 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	$(20,627)	$—	$(20,627)
8/31/21	USD	11,942,750 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(1,432)	—	(1,432)
9/17/21	USD	105,282,108 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(188,566)	—	(188,566)
9/28/21	USD	13,832,220 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(24,554)	—	(24,554)
10/29/21	USD	22,965,344 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	(2,266)	—	(2,266)
10/29/21	USD	21,599,759 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,975)	—	(1,975)
10/29/21	USD	63,900,743 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(113,432)	—	(113,432)
10/29/21	USD	63,900,743 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(113,432)	—	(113,432)
10/29/21	USD	39,661,515 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(71,036)	—	(71,036)
11/19/21	USD	3,190,770 (Long)	Merrill Lynch International	BCOMSITR (floating rate)	3 month T-Bill + 0.085%	(264)	—	(264)
12/09/21	USD	8,516,272 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.08%	(572)	—	(572)
1/28/22	USD	17,643,794 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(31,320)	—	(31,320)
1/28/22	USD	11,311,438 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(877)	—	(877)
2/18/22	USD	20,151,290 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(1,843)	—	(1,843)
26

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
2/18/22	USD	6,785,028 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(12,045)	$—	$(12,045)
2/18/22	USD	15,932,706 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.13%	(170,864)	—	(170,864)
3/11/22	USD	22,040,364 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,019)	—	(2,019)
3/11/22	USD	23,142,382 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,119)	—	(2,119)
3/28/22	USD	5,542,146 (Long)	Morgan Stanley	BCOMWHTR (floating rate)	3 month T-Bill + 0.13%	(577)	—	(577)
4/20/22	USD	14,906,621 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(227)	—	(227)
4/28/22	USD	9,865,147 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(17,776)	—	(17,776)
4/28/22	USD	31,665,767 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(56,219)	—	(56,219)
4/28/22	USD	5,447,050 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(507)	—	(507)
						$(1,111,670)	$—	$(1,111,670)
At April 30, 2021, the fund had cash collateral of $13,197,421 and other liquid securities with an aggregate value of $2,295,976 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
27

Consolidated Portfolio of Investments (unaudited) – continued
(a)	The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $108,425,293*	Notional Amount: $9,826,181*	Notional Amount: $11,468,317*	Notional Amount: $105,282,108*	Notional Amount: $39,661,515*	Notional Amount: $9,865,147*
Long Futures Contracts
Soybean Oil- Jul 2021	4.0%	$4,337,012	$393,047	$458,733	$4,211,284	$1,586,461	$394,606
Corn- Jul 2021	6.7%	7,264,495	658,354	768,377	7,053,901	2,657,322	660,965
WTI- Jul 2021	8.9%	9,649,851	874,530	1,020,680	9,370,108	3,529,875	877,998
Brent- Jul 2021	2.0%	2,168,506	196,524	229,366	2,105,642	793,230	197,303
Brent- Sep 2021	5.4%	5,854,966	530,614	619,289	5,685,234	2,141,722	532,718
Cotton- Jul 2021	1.5%	1,626,379	147,393	172,025	1,579,232	594,923	147,977
Gold- Jun 2021	3.2%	3,469,609	314,438	366,986	3,369,027	1,269,168	315,685
Gold- Aug 2021	8.7%	9,433,000	854,878	997,744	9,159,543	3,450,552	858,268
Copper Comex- Jul 2021	5.7%	6,180,242	560,092	653,694	6,001,080	2,260,706	562,313
Heating Oil- Jul 2021	2.3%	2,493,782	226,002	263,771	2,421,488	912,215	226,898
Coffee- Jul 2021	2.8%	3,035,908	275,133	321,113	2,947,899	1,110,522	276,224
Kansas Wheat- Jul 2021	1.6%	1,734,805	157,219	183,493	1,684,514	634,584	157,842
Aluminum- Jul 2021	4.4%	4,770,713	432,352	504,606	4,632,413	1,745,107	434,066
Live Cattle- Jun 2021	0.9%	975,828	88,436	103,215	947,539	356,954	88,786
Live Cattle- Aug 2021	2.6%	2,819,058	255,481	298,176	2,737,335	1,031,199	256,494
Lean Hogs- Jun 2021	0.8%	867,402	78,609	91,747	842,257	317,292	78,921
Lean Hogs- Jul 2021	1.6%	1,734,805	157,219	183,493	1,684,514	634,584	157,842
Nickel- Jul 2021	2.3%	2,493,782	226,002	263,771	2,421,488	912,215	226,898
Zinc- Jul 2021	2.9%	3,144,333	284,959	332,581	3,053,181	1,150,184	286,089
Natural Gas- Jul 2021	7.9%	8,565,598	776,268	905,997	8,317,287	3,133,260	779,347
Gasoil- Jul 2021	2.8%	3,035,908	275,133	321,113	2,947,899	1,110,522	276,224
Soybeans- Jul 2021	5.8%	6,288,667	569,918	665,162	6,106,362	2,300,368	572,179
Sugar- Jul 2021	2.9%	3,144,333	284,959	332,581	3,053,181	1,150,184	286,089
Silver- Jul 2021	3.6%	3,903,311	353,743	412,859	3,790,156	1,427,815	355,147
Soybean Meal- Jul 2021	3.1%	3,361,184	304,612	355,518	3,263,745	1,229,507	305,820
Wheat- Jul 2021	2.9%	3,144,333	284,959	332,581	3,053,181	1,150,183	286,089
28

Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $108,425,293*	Notional Amount: $9,826,181*	Notional Amount: $11,468,317*	Notional Amount: $105,282,108*	Notional Amount: $39,661,515*	Notional Amount: $9,865,147*
Gasoline RBOB- Jul 2021	2.7%	2,927,483	265,307	309,646	2,842,618	1,070,861	266,359
	100.0%	$108,425,293	$9,826,181	$11,468,317	$105,282,108	$39,661,515	$9,865,147
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
29

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $570,417,182)	$578,376,179
Investments in affiliated issuers, at value (identified cost, $134,291,889)	134,293,453
Cash	69,500,583
Restricted cash for
Uncleared swaps	13,197,421
Receivables for
Due from uncleared swap brokers	75,919,819
Net daily variation margin on open cleared swap agreements	4,334
Fund shares sold	36,418
Interest	2,722,550
Uncleared swaps, at value	2,951
Other assets	1,814
Total assets	$874,055,522
Liabilities
Payables for
Distributions	$155
Due to uncleared swap brokers	4,260,557
Investments purchased	5,245,866
Fund shares reacquired	772,319
When-issued investments purchased	945,777
Uncleared swaps, at value	1,111,670
Payable to affiliates
Investment adviser	34,736
Administrative services fee	673
Shareholder servicing costs	1,573
Distribution and service fees	84
Payable for independent Trustees' compensation	1,040
Accrued expenses and other liabilities	107,642
Total liabilities	$12,482,092
Net assets	$861,573,430
Net assets consist of
Paid-in capital	$771,841,999
Total distributable earnings (loss)	89,731,431
Net assets	$861,573,430
Shares of beneficial interest outstanding	141,024,391
30

Consolidated Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,397,416	393,074	$6.10
Class B	73,952	12,178	6.07
Class C	769,241	127,013	6.06
Class I	4,086,086	668,673	6.11
Class R1	55,270	9,089	6.08
Class R2	56,023	9,194	6.09
Class R3	56,406	9,248	6.10
Class R4	56,789	9,301	6.11
Class R6	854,022,247	139,786,621	6.11

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.47 [100 / 94.25 x $6.10]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
31

Consolidated Financial Statements
Consolidated Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$5,306,255
Dividends from affiliated issuers	35,709
Total investment income	$5,341,964
Expenses
Management fee	$2,902,879
Distribution and service fees	5,611
Shareholder servicing costs	2,320
Administrative services fee	53,977
Independent Trustees' compensation	6,848
Custodian fee	26,448
Shareholder communications	5,514
Audit and tax fees	42,379
Legal fees	12,331
Miscellaneous	108,166
Total expenses	$3,166,473
Reduction of expenses by investment adviser	(43,923)
Net expenses	$3,122,550
Net investment income (loss)	$2,219,414
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$594,368
Swap agreements	185,766,179
Net realized gain (loss)	$186,360,547
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$387,271
Swap agreements	(1,407,098)
Net unrealized gain (loss)	$(1,019,827)
Net realized and unrealized gain (loss)	$185,340,720
Change in net assets from operations	$187,560,134
See Notes to Consolidated Financial Statements
32

Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$2,219,414	$8,114,426
Net realized gain (loss)	186,360,547	(47,431,141)
Net unrealized gain (loss)	(1,019,827)	4,401,947
Change in net assets from operations	$187,560,134	$(34,914,768)
Total distributions to shareholders	$(7,000,221)	$(12,000,292)
Change in net assets from fund share transactions	$(10,590,299)	$112,287,878
Total change in net assets	$169,969,614	$65,372,818
Net assets
At beginning of period	691,603,816	626,230,998
At end of period	$861,573,430	$691,603,816
See Notes to Consolidated Financial Statements
33

Consolidated Financial Statements
Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$4.85	$5.32	$5.65	$6.00	$5.89	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$0.10	$0.07	$0.03(c)	$0.01
Net realized and unrealized gain (loss)	1.28	(0.42)	(0.27)	(0.25)	0.10	(0.05)(g)
Total from investment operations	$1.29	$(0.38)	$(0.17)	$(0.18)	$0.13	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.09)	$(0.16)	$(0.17)	$(0.02)	$(0.00)(w)
Net asset value, end of period (x)	$6.10	$4.85	$5.32	$5.65	$6.00	$5.89
Total return (%) (r)(s)(t)(x)	26.73(n)	(7.24)	(2.96)	(2.98)	2.25(c)	(0.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.13	1.10	1.09	1.06(c)	1.07
Expenses after expense reductions (f)	1.13(a)	1.12	1.09	1.08	1.05(c)	1.06
Net investment income (loss)	0.26(a)(l)	0.94	1.86	1.22	0.58(c)	0.21
Portfolio turnover	13(n)	57	64	72	51	32
Net assets at end of period (000 omitted)	$2,397	$1,041	$321	$63	$49	$48
See Notes to Consolidated Financial Statements
34

Consolidated Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.28	(0.43)	(0.26)	(0.09)
Total from investment operations	$1.27	$(0.42)	$(0.20)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.16)	$—
Net asset value, end of period (x)	$6.07	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	26.39(n)	(8.10)	(3.68)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88(a)	1.87	1.84	1.94(a)
Expenses after expense reductions (f)	1.87(a)	1.86	1.83	1.93(a)
Net investment income (loss)	(0.51)(a)(l)	0.23	1.13	1.34(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$74	$60	$48	$52

Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.80	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.28	(0.43)	(0.27)	(0.09)
Total from investment operations	$1.27	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.06)	$(0.15)	$—
Net asset value, end of period (x)	$6.06	$4.80	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	26.41(n)	(8.07)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.88	1.84	1.94(a)
Expenses after expense reductions (f)	1.88(a)	1.87	1.83	1.93(a)
Net investment income (loss)	(0.50)(a)(l)	0.20	1.12	1.41(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$769	$435	$93	$49
See Notes to Consolidated Financial Statements
35

Consolidated Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$4.86	$5.32	$5.65	$6.00	$5.90	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.11	$0.09	$0.05(c)	$0.03
Net realized and unrealized gain (loss)	1.29	(0.42)	(0.26)	(0.25)	0.09	(0.04)(g)
Total from investment operations	$1.30	$(0.36)	$(0.15)	$(0.16)	$0.14	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.18)	$(0.19)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$6.11	$4.86	$5.32	$5.65	$6.00	$5.90
Total return (%) (r)(s)(t)(x)	26.88(n)	(6.90)	(2.75)	(2.73)	2.32(c)	(0.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.89	0.84	0.85	0.82(c)	0.83
Expenses after expense reductions (f)	0.88(a)	0.88	0.83	0.84	0.81(c)	0.82
Net investment income (loss)	0.46(a)(l)	1.17	2.13	1.45	0.83(c)	0.45
Portfolio turnover	13(n)	57	64	72	51	32
Net assets at end of period (000 omitted)	$4,086	$500	$135	$48	$49	$48

Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.28	(0.43)	(0.27)	(0.09)
Total from investment operations	$1.27	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.15)	$—
Net asset value, end of period (x)	$6.08	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	26.40(n)	(8.08)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88(a)	1.87	1.84	1.94(a)
Expenses after expense reductions (f)	1.87(a)	1.86	1.83	1.93(a)
Net investment income (loss)	(0.48)(a)(l)	0.26	1.14	1.35(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$55	$44	$48	$49
See Notes to Consolidated Financial Statements
36

Consolidated Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.83	$5.30	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.04	$0.09	$0.02
Net realized and unrealized gain (loss)	1.28	(0.44)	(0.27)	(0.08)
Total from investment operations	$1.28	$(0.40)	$(0.18)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.17)	$—
Net asset value, end of period (x)	$6.09	$4.83	$5.30	$5.65
Total return (%) (r)(s)(t)(x)	26.65(n)	(7.59)	(3.31)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38(a)	1.37	1.34	1.44(a)
Expenses after expense reductions (f)	1.37(a)	1.36	1.33	1.43(a)
Net investment income (loss)	0.00(a)(l)(w)	0.75	1.64	1.86(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$56	$44	$48	$49

Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.84	$5.31	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.10	$0.03
Net realized and unrealized gain (loss)	1.28	(0.43)	(0.27)	(0.09)
Total from investment operations	$1.29	$(0.38)	$(0.17)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.09)	$(0.17)	$—
Net asset value, end of period (x)	$6.10	$4.84	$5.31	$5.65
Total return (%) (r)(s)(t)(x)	26.89(n)	(7.34)	(3.03)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13(a)	1.12	1.09	1.19(a)
Expenses after expense reductions (f)	1.12(a)	1.11	1.08	1.18(a)
Net investment income (loss)	0.26(a)(l)	1.00	1.89	2.10(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$56	$44	$48	$49
See Notes to Consolidated Financial Statements
37

Consolidated Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$4.85	$5.32	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.11	$0.03
Net realized and unrealized gain (loss)	1.30	(0.43)	(0.26)	(0.09)
Total from investment operations	$1.31	$(0.37)	$(0.15)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.18)	$—
Net asset value, end of period (x)	$6.11	$4.85	$5.32	$5.65
Total return (%) (r)(s)(t)(x)	27.13(n)	(7.09)	(2.75)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.87	0.84	0.94(a)
Expenses after expense reductions (f)	0.87(a)	0.86	0.83	0.93(a)
Net investment income (loss)	0.50(a)(l)	1.25	2.14	2.35(a)
Portfolio turnover	13(n)	57	64	72
Net assets at end of period (000 omitted)	$57	$45	$48	$49

Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$4.86	$5.33	$5.65	$6.00	$5.90	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.11	$0.09	$0.05(c)	$0.03
Net realized and unrealized gain (loss)	1.28	(0.43)	(0.25)	(0.25)	0.09	(0.04)(g)
Total from investment operations	$1.30	$(0.37)	$(0.14)	$(0.16)	$0.14	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.18)	$(0.19)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$6.11	$4.86	$5.33	$5.65	$6.00	$5.90
Total return (%) (r)(s)(t)(x)	26.92(n)	(7.06)	(2.57)	(2.74)	2.32(c)	(0.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.83	0.84	0.81(c)	0.82
Expenses after expense reductions (f)	0.80(a)	0.82	0.82	0.83	0.80(c)	0.82
Net investment income (loss)	0.58(a)(l)	1.28	2.15	1.46	0.83(c)	0.45
Portfolio turnover	13(n)	57	64	72	51	32
Net assets at end of period (000 omitted)	$854,022	$689,390	$625,443	$587,864	$591,976	$563,314

See Notes to Consolidated Financial Statements
38

Consolidated Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
39

Notes to Consolidated Financial Statements
(unaudited)
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2021, the Subsidiary’s net assets were $168,036,489, which represented 19.5% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar
40

Notes to Consolidated Financial Statements (unaudited) - continued
LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.
In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is
41

Notes to Consolidated Financial Statements (unaudited) - continued
principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
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Notes to Consolidated Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$98,573,822	$—	$98,573,822
Non - U.S. Sovereign Debt	—	8,030,340	—	8,030,340
Municipal Bonds	—	19,719,029	—	19,719,029
U.S. Corporate Bonds	—	181,275,753	—	181,275,753
Residential Mortgage-Backed Securities	—	12,404,290	—	12,404,290
Commercial Mortgage-Backed Securities	—	40,886,999	—	40,886,999
Asset-Backed Securities (including CDOs)	—	70,435,102	—	70,435,102
Foreign Bonds	—	132,252,844	—	132,252,844
Short-Term Securities	—	14,798,000	—	14,798,000
Mutual Funds	134,293,453	—	—	134,293,453
Total	$134,293,453	$578,376,179	$—	$712,669,632
Other Financial Instruments
Swap Agreements – Assets	$—	$487,972	$—	$487,972
Swap Agreements – Liabilities	—	(1,111,670)	—	(1,111,670)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
43

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$485,021	$—
Commodity	Total Return Swaps	2,951	(1,111,670)
Total		$487,972	$(1,111,670)
(a)	Values presented in this table for cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for cleared swap agreements is separately reported within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$ 2,141	$ —
Commodity	185,764,038	—
Credit	—	(151,597)
Total	$185,766,179	$(151,597)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements
Interest Rate	$ (445,017)
Commodity	(962,081)
Total	$(1,407,098)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
44

Notes to Consolidated Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2021:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Swaps, at value	$2,951	$(1,111,670)
Cleared Swap Agreements (a)	4,334	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$7,285	$(1,111,670)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	4,334	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,951	$(1,111,670)
(a)	The amount presented here represents the fund's current day net variation margin for cleared swaps agreements. This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
45

Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2021:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$418	$(418)	$—	$—	$—
Goldman Sachs International	273	(273)	—	—	—
Merrill Lynch International	1,306	(1,306)	—	—	—
Morgan Stanley	954	(954)	—	—	—
Total	$2,951	$(2,951)	$—	$—	$—
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2021:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(5,656)	$418	$—	$5,238	$—
Goldman Sachs International	(208,554)	273	—	208,281	—
JPMorgan Chase Bank N.A.	(214,491)	—	—	214,491	—
Merrill Lynch International	(681,820)	1,306	—	680,514	—
Morgan Stanley	(1,149)	954	—	195	—
Total	$(1,111,670)	$2,951	$—	$1,108,719	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
46

Notes to Consolidated Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement
47

Notes to Consolidated Financial Statements (unaudited) - continued
of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized
48

Notes to Consolidated Financial Statements (unaudited) - continued
or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.
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Notes to Consolidated Financial Statements (unaudited) - continued
This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$12,000,292
50

Notes to Consolidated Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$ 706,095,176
Gross appreciation	7,636,610
Gross depreciation	(1,062,154)
Net unrealized appreciation (depreciation)	$ 6,574,456
As of 10/31/20
Undistributed ordinary income	5,154,093
Capital loss carryforwards	(95,564,031)
Other temporary differences	329,696,333
Net unrealized appreciation (depreciation)	(330,114,877)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(74,964,623)
Long-Term	(20,599,408)
Total	$(95,564,031)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$9,485	$5,752
Class B	98	415
Class C	578	1,006
Class I	4,956	2,528
Class R1	—	421
Class R2	208	659
Class R3	315	779
Class R4	424	899
Class R6	6,984,157	11,987,833
Total	$7,000,221	$12,000,292
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Notes to Consolidated Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $43,923, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $993 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,992
Class B	0.75%	0.25%	1.00%	1.00%	353
Class C	0.75%	0.25%	1.00%	1.00%	2,836
Class R1	0.75%	0.25%	1.00%	1.00%	244
Class R2	0.25%	0.25%	0.50%	0.50%	124
Class R3	—	0.25%	0.25%	0.25%	62
Total Distribution and Service Fees					$5,611
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class’s average daily net assets. MFD has
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Notes to Consolidated Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended April 30, 2021.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$284
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $297, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,023.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2021, MFS held approximately 75% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
53

Notes to Consolidated Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $79,605.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$15,682,243
Non-U.S. Government securities	138,511,088	70,491,601
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	184,117	$1,012,568	170,072	$802,998
Class B	5,290	31,055	3,402	16,500
Class C	40,235	233,081	94,716	387,178
Class I	574,053	3,158,352	147,869	714,793
Class R2	—	(1)	—	—
Class R6	5,658,618	29,496,159	35,775,424	162,183,709
	6,462,313	$33,931,214	36,191,483	$164,105,178
Shares issued to shareholders in reinvestment of distributions
Class A	1,886	$9,485	1,116	$5,752
Class B	20	98	80	415
Class C	115	578	198	1,006
Class I	983	4,956	486	2,528
Class R1	—	—	80	421
Class R2	42	208	126	659
Class R3	63	315	150	779
Class R4	83	424	174	899
Class R6	1,385,745	6,984,157	2,305,353	11,987,833
	1,388,937	$7,000,221	2,307,763	$12,000,292
54

Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,864)	$(44,343)	(16,587)	$(78,603)
Class B	(5,585)	(31,561)	(38)	(188)
Class C	(3,974)	(31,561)	(21,829)	(103,890)
Class I	(9,228)	(51,546)	(70,889)	(343,471)
Class R6	(9,226,238)	(51,362,723)	(13,539,794)	(63,291,440)
	(9,252,889)	$(51,521,734)	(13,649,137)	$(63,817,592)
Net change
Class A	178,139	$977,710	154,601	$730,147
Class B	(275)	(408)	3,444	16,727
Class C	36,376	202,098	73,085	284,294
Class I	565,808	3,111,762	77,466	373,850
Class R1	—	—	80	421
Class R2	42	207	126	659
Class R3	63	315	150	779
Class R4	83	424	174	899
Class R6	(2,181,875)	(14,882,407)	24,540,983	110,880,102
	(1,401,639)	$(10,590,299)	24,850,109	$112,287,878
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 31%, 26%, 15%, 10%, 3%, 3%, 2%, 2%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the
55

Notes to Consolidated Financial Statements (unaudited) - continued
average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $1,533 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,580	$290,227,508	$216,739,635	$—	$—	$134,293,453

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$35,709	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
56

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
57

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
58

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2021
MFS®  Global Alternative
Strategy Fund
DTR-SEM

MFS® Global Alternative
Strategy Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	11.8%	43.5%	(8.0)%	47.3%
	Asia/Pacific ex-Japan	0.7%	4.9%	0.0%	5.6%
	North America ex-U.S.	0.6%	4.1%	0.0%	4.7%
	Emerging Markets	1.0%	0.0%	0.0%	1.0%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	United Kingdom	1.2%	0.0%	(2.1)%	(0.9)%
	Japan	0.1%	0.0%	(7.7)%	(7.6)%
	Europe ex-U.K.	1.9%	0.0%	(11.0)%	(9.1)%
Equity	Europe ex-U.K.	11.1%	7.2%	(3.1)%	15.2%
	U.S. Large Cap	33.0%	0.0%	(25.6)%	7.4%
	Emerging Markets	3.1%	6.0%	(5.1)%	4.0%
	U.S. Small/Mid Cap	18.0%	0.0%	(15.8)%	2.2%
	Japan	3.3%	0.0%	(1.4)%	1.9%
	United Kingdom	2.9%	0.0%	(2.7)%	0.2%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	North America ex-U.S.	1.8%	0.0%	(2.6)%	(0.8)%
	Asia/Pacific ex-Japan	1.5%	2.4%	(4.7)%	(0.8)%
Cash	Cash & Cash Equivalents (d)				5.9%
	Other (e)				23.6%

Portfolio Composition - continued
Top ten holdings (c)
USD Interest Rate Swap, Receive 0.247% - JUN 2022	28.2%
USD Interest Rate Swap, Receive 1.582% - NOV 2024	11.6%
Australian Note 10 yr Future - JUN 2021	4.9%
S&P/ASX 200 Index Future - JUN 2021	(4.7)%
USD Interest Rate Swap, Pay 1.7% - NOV 2029	(5.7)%
Japan Government Bond 10 yr Future - JUN 2021	(7.6)%
Russell 2000 Index Future - JUN 2021	(7.7)%
S&P MidCap 400 Index Future - JUN 2021	(8.1)%
Euro-Bund 10 yr Future - JUN 2021	(10.9)%
S&P 500 E-Mini Index - JUN 2021	(25.6)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	1.30%	$1,000.00	$1,052.42	$6.62
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
B	Actual	2.05%	$1,000.00	$1,047.53	$10.41
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
C	Actual	2.05%	$1,000.00	$1,047.35	$10.41
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$1,052.84	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.05%	$1,000.00	$1,048.07	$10.41
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
R2	Actual	1.55%	$1,000.00	$1,049.72	$7.88
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$1,051.79	$6.61
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$1,053.05	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R6	Actual	0.96%	$1,000.00	$1,053.58	$4.89
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.7%
Aerospace & Defense – 1.1%
CACI International, Inc., “A” (a)	687	$ 175,089
Honeywell International, Inc.	2,241	499,832
KBR, Inc.	4,369	172,838
Kratos Defense & Security Solutions, Inc. (a)	945	25,269
L3Harris Technologies, Inc.	524	109,636
Leidos Holdings, Inc.	1,381	139,868
MTU Aero Engines Holding AG	179	45,171
Northrop Grumman Corp.	1,243	440,569
PAE, Inc. (a)	6,240	55,973
Raytheon Technologies Corp.	576	47,946
Rolls-Royce Holdings PLC (a)	134,594	194,469
Singapore Technologies Engineering Ltd.	26,900	78,027
		$1,984,687
Airlines – 0.1%
Alaska Air Group, Inc. (a)	595	$ 41,138
Delta Air Lines, Inc. (a)	518	24,305
JetBlue Airways Corp. (a)	3,359	68,389
Ryanair Holdings PLC, ADR (a)	273	31,900
		$165,732
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	28,000	$ 226,192
Compania Cervecerias Unidas S.A., ADR	3,089	56,621
Constellation Brands, Inc., “A”	134	32,203
Diageo PLC	9,718	436,318
Heineken N.V.	1,346	156,062
Pernod Ricard S.A.	4,406	904,217
		$1,811,613
Apparel Manufacturers – 1.1%
Adidas AG	312	$ 96,345
Burberry Group PLC (a)	1,084	30,854
Compagnie Financiere Richemont S.A.	2,192	224,757
LVMH Moet Hennessy Louis Vuitton SE	1,434	1,079,585
NIKE, Inc., “B”	1,751	232,218
PVH Corp. (a)	868	98,240
Skechers USA, Inc., “A” (a)	4,276	207,343
		$1,969,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.6%
Bridgestone Corp.	600	$ 24,030
Continental AG	419	56,742
Copart, Inc. (a)	1,449	180,415
Ford Motor Co. (a)	12,044	138,988
Koito Manufacturing Co. Ltd.	1,100	68,542
Lear Corp.	361	66,366
LKQ Corp. (a)	3,212	150,033
Methode Electronics, Inc.	1,243	55,848
NGK Spark Plug Co. Ltd	3,100	51,738
Stanley Electric Co. Ltd.	2,600	74,462
Stoneridge, Inc. (a)	738	24,538
Tesla, Inc. (a)	168	119,186
Toyota Industries Corp.	800	64,050
USS Co. Ltd.	1,200	21,751
Visteon Corp. (a)	471	57,372
		$1,154,061
Biotechnology – 0.9%
Abcam PLC (a)	2,255	$ 47,586
Adaptive Biotechnologies Corp. (a)	1,457	60,611
AlloVir, Inc. (a)	773	18,266
Amicus Therapeutics, Inc. (a)	1,577	15,518
Berkeley Lights, Inc. (a)	371	18,220
BioAtla, Inc. (a)	522	25,886
Biogen, Inc. (a)	802	214,399
BioXcel Therapeutics, Inc. (a)	371	12,603
BridgeBio Pharma, Inc. (a)	549	30,700
Illumina, Inc. (a)	65	25,534
Immunocore Holdings PLC, ADR (a)	121	4,883
Incyte Corp. (a)	2,868	244,870
Morphosys AG, ADR (a)	827	19,807
Neurocrine Biosciences, Inc. (a)	180	17,008
Novozymes A/S	4,624	329,154
Olink Holding AB (a)	499	17,565
Prelude Therapeutics, Inc. (a)	470	19,477
Recursion Pharmaceuticals, Inc. (a)	1,087	36,306
Regeneron Pharmaceuticals, Inc. (a)	192	92,409
Sana Biotechnology, Inc. (a)	607	13,050
Vertex Pharmaceuticals, Inc. (a)	1,854	404,543
		$1,668,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	1,814	$ 58,610
Netflix, Inc. (a)(f)	889	456,475
		$515,085
Brokerage & Asset Managers – 1.4%
Apollo Global Management, Inc.	1,050	$ 58,139
ASX Ltd.	1,461	82,138
BlackRock, Inc. (f)	500	409,650
Cboe Global Markets, Inc.	611	63,770
Charles Schwab Corp.	1,183	83,283
Computershare Ltd.	9,068	98,636
Daiwa Securities Group, Inc.	18,700	99,600
Euronext N.V.	763	76,779
Focus Financial Partners, “A” (a)	1,808	85,084
GCM Grosvenor, Inc.	1,511	19,930
GCM Grosvenor, Inc. (PIPE) (a)(zz)	2,498	32,949
Hamilton Lane, Inc., “A”	427	38,622
Hong Kong Exchanges & Clearing Ltd.	1,300	78,659
NASDAQ, Inc. (f)	4,345	701,891
Omni Bridgeway Ltd.	26,082	75,346
Raymond James Financial, Inc.	1,937	253,321
Schroders PLC	2,315	115,353
TMX Group Ltd.	279	30,745
WisdomTree Investments, Inc.	9,747	66,133
		$2,470,028
Business Services – 3.8%
Accenture PLC, “A”	2,773	$ 804,087
Amdocs Ltd.	818	62,773
Cancom SE	1,024	63,230
Clarivate PLC (a)	10,669	297,985
Cognizant Technology Solutions Corp., “A”	1,767	142,067
CoStar Group, Inc. (a)	358	305,886
Doshisha Co. Ltd.	4,100	69,027
Endava PLC, ADR (a)	756	68,448
Equifax, Inc.	2,382	546,026
EVO Payments, Inc., “A” (a)	1,981	56,478
ExlService Holdings, Inc. (a)	771	71,225
Experian PLC	4,003	154,351
Fidelity National Information Services, Inc.	429	65,594
Fiserv, Inc. (a)(f)	4,117	494,534
Global Payments, Inc.	1,826	391,914
Intertek Group PLC	1,938	164,282
Keywords Studios PLC (a)	1,854	69,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
MSCI, Inc.	1,130	$ 548,920
Nomura Research Institute Ltd.	5,600	172,422
Nuvei Corp. (a)	1,640	114,439
Paya, Inc. (a)	2,524	28,168
PayPal Holdings, Inc. (a)(f)	4,530	1,188,174
Proofpoint, Inc. (a)	277	47,675
SGS S.A.	73	215,823
Stamps.com, Inc. (a)	543	111,516
Syneos Health, Inc. (a)	1,127	95,626
TriNet Group, Inc. (a)	646	50,847
Verisk Analytics, Inc., “A”	1,845	347,229
WNS (Holdings) Ltd., ADR (a)	1,301	94,231
		$6,842,263
Cable TV – 0.9%
Cable One, Inc.	11	$ 19,690
Charter Communications, Inc., “A” (a)	1,575	1,060,684
Comcast Corp., “A” (f)	9,950	558,693
Liberty Broadband Corp. (a)	342	55,650
		$1,694,717
Chemicals – 0.6%
Celanese Corp.	371	$ 58,117
Eastman Chemical Co.	1,973	227,664
Element Solutions, Inc.	3,696	80,869
FMC Corp.	522	61,721
Givaudan S.A.	135	565,278
Ingevity Corp. (a)	865	67,539
		$1,061,188
Computer Software – 6.7%
8x8, Inc. (a)	2,224	$ 73,147
ACI Worldwide, Inc. (a)	597	22,555
Adobe Systems, Inc. (a)	2,020	1,026,847
Alkami Technology, Inc. (a)	213	10,158
ANSYS, Inc. (a)	1,398	511,193
Asana, Inc. (a)	929	30,954
Atlassian Corp. PLC, “A” (a)	113	26,844
Autodesk, Inc. (a)	1,016	296,581
Avalara, Inc. (a)	159	22,532
Black Knight, Inc. (a)	1,463	105,950
Cadence Design Systems, Inc. (a)(f)	8,599	1,133,090
Citrix Systems, Inc.	865	107,130
Cognyte Software, Ltd. (a)	189	4,939

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Computer Modelling Group Ltd.	28,319	$ 126,256
Coupa Software, Inc. (a)	341	91,743
CrowdStrike Holdings, Inc. (a)	1,956	407,846
Dassault Systemes S.A.	3,101	719,352
DocuSign, Inc. (a)	534	119,050
DoubleVerify Holdings, Inc. (a)	902	31,759
Eventbrite, Inc. (a)	4,612	108,705
Everbridge, Inc. (a)	526	69,805
McAfee Corp.	1,079	26,198
Microsoft Corp. (f)(s)	15,237	3,842,467
nCino, Inc. (a)	364	23,802
OBIC Co. Ltd.	1,300	251,340
Okta, Inc. (a)	415	111,926
Open Lending Corp., “A” (a)	1,373	53,616
Oracle Corp. (f)	13,833	1,048,403
Pagerduty, Inc. (a)	1,126	47,810
Paylocity Holding Corp. (a)	208	40,194
Ping Identity Holding Corp. (a)	2,022	49,094
RingCentral, Inc. (a)	300	95,685
salesforce.com, inc. (a)	392	90,285
SAP SE	4,425	621,158
Synopsys, Inc. (a)	1,415	349,590
VeriSign, Inc. (a)(f)	718	157,077
VERTEX, Inc. (a)	2,465	50,360
Zendesk, Inc. (a)	198	28,938
Zoom Video Communications, Inc. (a)	533	170,331
Zscaler, Inc. (a)	346	64,923
		$12,169,633
Computer Software - Systems – 3.2%
Alten S.A.	749	$ 93,741
Amadeus IT Group S.A. (a)	6,876	468,720
Apple, Inc. (f)	17,162	2,256,117
Constellation Software, Inc.	66	96,863
EMIS Group PLC	4,960	83,981
EPAM Systems, Inc. (a)	765	350,179
Fujitsu Ltd.	600	95,553
Hitachi Ltd.	15,700	773,005
HP, Inc.	4,173	142,341
Kinaxis, Inc. (a)	1,245	160,584
NICE Systems Ltd., ADR (a)	517	124,716
Q2 Holdings, Inc. (a)	923	96,010
Rapid7, Inc. (a)	1,182	96,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	930	$ 68,140
ServiceNow, Inc. (a)	614	310,911
Temenos AG	428	62,847
TransUnion	2,902	303,520
Venture Corp. Ltd.	9,700	146,876
Verint Systems, Inc. (a)	1,643	79,801
Zebra Technologies Corp., “A” (a)	173	84,379
		$5,894,321
Conglomerates – 0.1%
Ansell Ltd.	4,744	$ 154,441
DCC PLC	1,245	108,047
		$262,488
Construction – 1.5%
Armstrong World Industries, Inc.	564	$ 58,459
AvalonBay Communities, Inc., REIT	70	13,440
AZEK Co. LLC (a)	1,895	91,491
Builders FirstSource, Inc. (a)	1,531	74,514
Fortune Brands Home & Security, Inc.	519	54,485
GMS, Inc. (a)	952	41,612
Lennar Corp.	1,517	157,161
Masco Corp.	1,493	95,373
Mid-America Apartment Communities, Inc., REIT	401	63,089
Otis Worldwide Corp.	404	31,459
Pool Corp.	275	116,193
Pulte Homes, Inc.	3,216	190,130
Sherwin-Williams Co. (f)	2,538	695,082
Stanley Black & Decker, Inc.	426	88,084
Techtronic Industries Co. Ltd.	6,500	118,490
Toll Brothers, Inc. (f)	5,732	359,396
Trex Co., Inc. (a)	397	42,872
TS Innovation Acquisitions Corp. (SPAC) (a)	3,461	35,406
Vulcan Materials Co.	2,387	425,459
		$2,752,195
Consumer Products – 2.2%
Colgate-Palmolive Co. (f)	7,049	$ 568,854
Energizer Holdings, Inc.	1,857	91,550
Estee Lauder Cos., Inc., “A”	709	222,484
Kao Corp.	4,900	314,158
Kimberly-Clark Corp.	231	30,797
Kobayashi Pharmaceutical Co. Ltd.	7,500	669,091
L’Oréal S.A.	2,014	827,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Newell Brands, Inc.	3,106	$ 83,738
Prestige Brands Holdings, Inc. (a)	1,332	58,022
Procter & Gamble Co.	823	109,805
Reckitt Benckiser Group PLC	9,120	812,515
Reynolds Consumer Products, Inc.	941	27,590
Scotts Miracle-Gro Co.	614	141,932
		$3,957,784
Consumer Services – 0.5%
51job, Inc., ADR (a)	400	$ 24,620
Asante, Inc.	4,400	72,830
Boyd Group Services, Inc.	199	36,960
Bright Horizons Family Solutions, Inc. (a)	1,275	184,658
BrightView Holdings, Inc. (a)	1,433	25,694
Carsales.com Ltd.	1,316	20,164
Grand Canyon Education, Inc. (a)	1,047	113,380
MakeMyTrip Ltd. (a)	3,443	94,407
Meitec Corp.	1,800	99,973
Naspers Ltd.	213	48,620
Persol Holdings Co. Ltd.	1,100	20,221
Regis Corp. (a)	2,528	32,712
Seek Ltd.	906	21,615
Uber Technologies, Inc. (a)	1,908	104,501
		$900,355
Containers – 0.7%
Berry Global, Inc. (a)	2,120	$ 134,874
Brambles Ltd.	7,993	64,037
Gerresheimer AG	1,581	170,023
Graphic Packaging Holding Co.	24,011	445,404
Owens Corning	1,088	105,329
Pactiv Evergreen, Inc.	3,509	51,652
SIG Combibloc Group AG	5,025	123,032
Silgan Holdings, Inc.	976	41,158
WestRock Co.	1,062	59,207
		$1,194,716
Electrical Equipment – 1.9%
Advanced Drainage Systems, Inc.	266	$ 29,702
AMETEK, Inc.	1,247	168,258
Generac Holdings, Inc. (a)	204	66,086
Halma PLC	23,217	829,812
Johnson Controls International PLC	2,057	128,233
Legrand S.A.	1,064	103,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Littlefuse, Inc.	101	$ 26,789
nVent Electric PLC	1,456	44,335
Rockwell Automation, Inc.	1,116	294,914
Schneider Electric SE	7,152	1,143,772
Sensata Technologies Holding PLC (a)	2,512	145,043
Spectris PLC	5,045	226,719
TE Connectivity Ltd.	505	67,907
TriMas Corp. (a)	1,598	50,880
WESCO International, Inc. (a)	604	55,399
		$3,381,464
Electronics – 3.5%
Advanced Energy Industries, Inc.	630	$ 69,495
Analog Devices, Inc.	2,979	456,264
Applied Materials, Inc.	550	72,991
ASM International N.V.	722	219,523
ASM Pacific Technology Ltd.	5,100	77,343
Broadcom, Inc.	286	130,473
Corning, Inc.	1,005	44,431
Entegris, Inc.	1,570	176,751
Intel Corp. (f)	17,555	1,009,939
Kyocera Corp.	900	54,656
Lam Research Corp.	82	50,877
Marvell Technology, Inc.	1,237	55,925
Monolithic Power Systems, Inc.	706	255,134
nLIGHT, Inc. (a)	577	16,929
NVIDIA Corp.	1,582	949,801
NXP Semiconductors N.V.	1,046	201,365
ON Semiconductor Corp. (a)	577	22,503
Plexus Corp. (a)	744	68,775
Silicon Laboratories, Inc. (a)	295	41,580
Silicon Motion Technology Corp., ADR	1,877	134,806
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	79,182
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,472	1,572,721
Texas Instruments, Inc. (f)	2,903	524,021
		$6,285,485
Energy - Independent – 0.6%
Cabot Oil & Gas Corp.	1,583	$ 26,389
ConocoPhillips	769	39,327
Devon Energy Corp.	2,763	64,599
Diamondback Energy, Inc.	696	56,884
Hess Corp.	616	45,898
Magnolia Oil & Gas Corp., “A” (a)	4,666	52,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Oil Search Ltd.	12,765	$ 37,367
Pioneer Natural Resources Co.	540	83,068
Reliance Industries Ltd.	15,048	405,187
Valero Energy Corp.	4,262	315,218
Viper Energy Partners LP	2,154	38,794
		$1,165,270
Energy - Integrated – 0.2%
Cairn Energy PLC	12,711	$ 29,808
Eni S.p.A.	3,742	44,673
Exxon Mobil Corp.	2,920	167,141
Galp Energia SGPS S.A.	5,521	63,787
Idemitsu Kosan Co. Ltd.	2,000	47,891
		$353,300
Engineering - Construction – 0.2%
APi Group, Inc. (a)	2,664	$ 56,636
Quanta Services, Inc.	3,573	345,295
		$401,931
Entertainment – 0.0%
IMAX Corp. (a)	1,309	$ 26,991
Manchester United PLC, “A”	3,353	59,449
		$86,440
Food & Beverages – 2.3%
Archer Daniels Midland Co.	705	$ 44,507
Britvic PLC	6,866	83,681
Chocoladefabriken Lindt & Sprungli AG	39	361,708
Coca-Cola European Partners PLC	816	46,365
Danone S.A.	1,228	86,559
Duckhorn Portfolio, Inc. (a)	2,708	50,667
Hostess Brands, Inc. (a)	4,045	61,848
Ingredion, Inc.	380	35,496
J.M. Smucker Co.	335	43,882
Kellogg Co.	774	48,313
Laird Superfood, Inc. (a)	316	11,537
Mondelez International, Inc.	3,028	184,133
Morinaga & Co. Ltd.	2,600	86,595
Nestle S.A.	13,566	1,617,373
Nestle S.A., ADR	3,571	426,842
Nomad Foods Ltd. (a)	1,495	43,594
PepsiCo, Inc.	359	51,753
S Foods, Inc.	3,300	98,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Sanderson Farms, Inc.	198	$ 32,577
Toyo Suisan Kaisha Ltd.	6,900	281,266
Tyson Foods, Inc., “A”	6,642	514,423
		$4,211,252
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	1,892	$ 35,134
JM Holdings Co. Ltd.	3,600	67,955
Kroger Co.	3,866	141,264
Patlac Corp.	1,800	93,714
Sugi Holdings Co. Ltd.	500	38,430
Sundrug Co. Ltd.	3,100	105,659
Wal-Mart Stores, Inc.	1,469	205,528
		$687,684
Forest & Paper Products – 0.0%
Suzano Papel e Celulose S.A., ADR (a)	4,346	$ 55,107
Gaming & Lodging – 0.5%
Flutter Entertainment PLC (a)	3,150	$ 645,585
International Game Technology PLC (a)	2,562	44,118
Penn National Gaming, Inc. (a)	364	32,440
Tabcorp Holdings Ltd.	25,560	97,860
Wyndham Hotels & Resorts, Inc.	1,275	93,215
		$913,218
General Merchandise – 0.2%
B&M European Value Retail S.A.	13,023	$ 101,761
Dollar General Corp.	233	50,037
Dollar Tree, Inc. (a)	275	31,598
Dollarama, Inc.	3,774	175,873
Ollie's Bargain Outlet Holdings, Inc. (a)	226	20,853
		$380,122
Health Maintenance Organizations – 0.4%
Cigna Corp. (f)	2,542	$ 632,983
Humana, Inc.	291	129,565
		$762,548
Insurance – 2.8%
AIA Group Ltd.	70,600	$ 898,888
Allstate Corp.	2,332	295,698
American International Group, Inc.	715	34,642
Aon PLC	2,465	619,800
Arthur J. Gallagher & Co.	1,676	242,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Assurant, Inc.	407	$ 63,329
Athene Holding Ltd. (a)	881	52,569
Beazley PLC (a)	37,820	176,960
Chubb Ltd.	2,505	429,833
Cincinnati Financial Corp.	426	48,002
CNO Financial Group, Inc.	2,388	60,966
Equitable Holdings, Inc.	9,668	330,936
Everest Re Group Ltd.	1,117	309,353
Hanover Insurance Group, Inc.	595	82,295
Hartford Financial Services Group, Inc.	1,367	90,167
Hiscox Ltd. (a)	2,477	27,777
Marsh & McLennan Cos., Inc.	2,466	334,636
MetLife, Inc. (f)	9,321	593,095
Metromile, Inc. (a)	4,519	42,072
Reinsurance Group of America, Inc.	608	79,362
Selective Insurance Group, Inc.	546	41,572
SiriusPoint Ltd. (a)	2,480	26,238
Willis Towers Watson PLC	252	65,233
Zurich Insurance Group AG	212	86,982
		$5,033,341
Internet – 3.8%
Alphabet, Inc., “A” (a)	738	$ 1,736,883
Alphabet, Inc., “C” (a)	755	1,819,640
Facebook, Inc., “A” (a)(f)	4,314	1,402,395
IAC/InterActiveCorp (a)	683	173,120
Match Group, Inc. (a)	2,065	321,376
Naver Corp.	1,598	516,457
NetEase.com, Inc., ADR	1,130	126,628
Scout24 AG	661	54,945
Tencent Holdings Ltd.	9,300	745,892
		$6,897,336
Leisure & Toys – 0.8%
Activision Blizzard, Inc.	3,470	$ 316,429
Brunswick Corp.	851	91,168
Electronic Arts, Inc.	1,749	248,498
Funko, Inc., “A” (a)	1,437	30,953
Malibu Boats, Inc., “A” (a)	671	55,935
Mattel, Inc. (a)	1,820	39,057
Polaris, Inc.	1,878	262,976
Take-Two Interactive Software, Inc. (a)	2,377	416,878
Thule Group AB	557	25,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Yamaha Corp.	600	$ 32,666
		$1,519,852
Machinery & Tools – 3.5%
AGCO Corp. (f)	6,652	$ 970,659
Azbil Corp.	2,000	80,886
BELIMO Holding AG	368	146,676
Cummins, Inc.	763	192,306
Daikin Industries Ltd.	800	160,527
Eaton Corp. PLC	3,692	527,698
Enerpac Tool Group Corp.	719	19,125
GEA Group AG	8,169	358,571
IDEX Corp.	654	146,627
Illinois Tool Works, Inc.	2,210	509,317
Ingersoll Rand, Inc. (a)	1,747	86,319
ITT, Inc.	721	67,997
Kubota Corp.	5,200	122,280
Nordson Corp.	760	160,672
Regal Beloit Corp.	5,089	735,004
Ritchie Bros. Auctioneers, Inc.	1,291	82,108
Ritchie Bros. Auctioneers, Inc.	10,428	663,357
Roper Technologies, Inc.	549	245,096
Schindler Holding AG	840	238,962
SMC Corp.	200	116,113
Spirax-Sarco Engineering PLC	3,935	642,078
Trane Technologies PLC	130	22,598
Wabtec Corp.	491	40,296
		$6,335,272
Major Banks – 1.6%
Bank of America Corp. (f)	16,871	$ 683,782
Bank of Ireland Group PLC (a)	13,993	82,130
Bank of New York Mellon Corp.	5,511	274,889
BNP Paribas	2,570	164,963
Capital One Financial Corp.	837	124,780
Comerica, Inc.	597	44,871
Credit Suisse Group AG	4,703	49,159
DBS Group Holdings Ltd.	4,800	107,885
Goldman Sachs Group, Inc.	227	79,098
JPMorgan Chase & Co. (f)	5,442	837,034
KeyCorp	2,679	58,295
Mitsubishi UFJ Financial Group, Inc.	15,700	83,032
NatWest Group PLC	23,309	63,287
PNC Financial Services Group, Inc.	327	61,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
State Street Corp.	505	$ 42,395
TCF Financial Corp.	1,034	47,068
UBS Group AG	4,760	72,579
		$2,876,380
Medical & Health Technology & Services – 2.0%
AmerisourceBergen Corp.	327	$ 39,502
Burning Rock Biotech Ltd. (a)	3,247	99,034
Certara, Inc. (a)	2,322	73,863
Charles River Laboratories International, Inc. (a)	1,000	332,450
CVS Health Corp. (f)	3,336	254,870
Guardant Health, Inc. (a)	141	22,416
HCA Healthcare, Inc.	2,329	468,269
Health Catalyst, Inc. (a)	431	24,955
HealthEquity, Inc. (a)	662	50,292
Hogy Medical Co. Ltd.	3,600	108,702
ICON PLC (a)	2,440	529,358
IDEXX Laboratories, Inc. (a)	586	321,708
Laboratory Corp. of America Holdings (a)	389	103,423
McKesson Corp.	3,528	661,712
PRA Health Sciences, Inc. (a)	1,390	231,977
Premier, Inc., “A”	2,566	90,708
Quest Diagnostics, Inc.	358	47,213
Universal Health Services, Inc.	1,323	196,346
		$3,656,798
Medical Equipment – 2.8%
Acutus Medical, Inc. (a)	1,378	$ 18,810
Agilent Technologies, Inc.	986	131,769
Avantor, Inc. (a)	5,394	172,824
Becton, Dickinson and Co.	174	43,293
Bio-Techne Corp.	489	209,043
Boston Scientific Corp. (a)	5,875	256,150
Danaher Corp.	1,584	402,241
Dentsply Sirona, Inc.	728	49,147
EssilorLuxottica	3,197	531,953
Hologic, Inc. (a)	204	13,372
Koninklijke Philips N.V.	2,456	138,424
Maravai Lifesciences Holdings, Inc., “A” (a)	1,651	64,240
Masimo Corp. (a)	469	109,122
Medtronic PLC	5,117	669,918
Merit Medical Systems, Inc. (a)	345	21,942
Nevro Corp. (a)	203	35,080
Nihon Kohden Corp.	2,200	66,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
OptiNose, Inc. (a)	2,280	$ 8,140
Outset Medical, Inc. (a)	506	30,320
PerkinElmer, Inc.	1,974	255,890
QIAGEN N.V. (a)	7,771	378,659
Quidel Corp. (a)	205	21,482
Shimadzu Corp.	3,600	125,995
Silk Road Medical, Inc. (a)	349	21,338
Smith & Nephew PLC	3,254	70,577
STERIS PLC	1,088	229,590
Terumo Corp.	1,500	56,711
Thermo Fisher Scientific, Inc. (f)	1,792	842,652
West Pharmaceutical Services, Inc.	339	111,368
Zimmer Biomet Holdings, Inc.	444	78,659
		$5,165,238
Metals & Mining – 0.1%
Arconic Corp. (a)	1,359	$ 38,867
Howmet Aerospace, Inc. (a)	972	31,065
Kaiser Aluminum Corp.	172	20,721
		$90,653
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	256	$ 26,519
China Resources Gas Group Ltd.	10,000	54,263
Italgas S.p.A.	15,645	101,984
New Jersey Resources Corp.	1,535	64,393
Sempra Energy	1,760	242,123
South Jersey Industries, Inc.	2,597	64,276
		$553,558
Natural Gas - Pipeline – 0.5%
APA Group	4,155	$ 32,104
Cheniere Energy, Inc. (a)	1,292	100,156
Enterprise Products Partners LP	1,114	25,633
Equitrans Midstream Corp.	1,016	8,291
ONEOK, Inc.	4,027	210,773
Plains GP Holdings LP	8,942	83,876
Targa Resources Corp.	6,974	241,928
TC Energy Corp.	981	48,533
Williams Cos., Inc.	6,021	146,672
		$897,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.4%
CoreSite Realty Corp., REIT	1,350	$ 164,011
Equinix, Inc., REIT	42	30,272
Motorola Solutions, Inc.	293	55,172
Palo Alto Networks, Inc. (a)	255	90,114
QTS Realty Trust, Inc., REIT, “A”	1,536	102,129
Qualcomm, Inc.	937	130,056
VTech Holdings Ltd.	13,600	124,747
		$696,501
Oil Services – 0.2%
Baker Hughes Co.	5,861	$ 117,689
ChampionX Corp. (a)	2,697	56,664
Frank's International N.V. (a)	7,486	24,330
Halliburton Co.	1,158	22,650
Schlumberger Ltd.	4,290	116,044
		$337,377
Other Banks & Diversified Financials – 3.4%
Agiliti Health, Inc. (a)	2,086	$ 32,104
AIB Group PLC (a)	25,587	74,875
Air Lease Corp.	695	32,463
American Express Co.	2,176	333,690
Bank of Hawaii Corp.	627	56,988
Bank OZK	636	26,070
Brookline Bancorp, Inc.	3,262	52,518
Cathay General Bancorp, Inc.	1,975	79,948
Chiba Bank Ltd.	16,000	99,844
Citigroup, Inc. (f)	18,666	1,329,766
Credicorp Ltd. (a)	386	46,088
Discover Financial Services	578	65,892
East West Bancorp, Inc.	1,164	88,639
Element Fleet Management Corp.	7,913	96,889
Encore Capital Group, Inc. (a)	1,533	60,308
First Hawaiian, Inc.	2,430	66,728
FTAC Olympus Acquisition Corp. (SPAC) (a)	4,701	47,292
Genius Sports Ltd. (SPAC) (a)	3,132	66,085
Grupo Financiero Banorte S.A. de C.V.	35,129	199,863
Hanmi Financial Corp.	1,942	39,423
HDFC Bank Ltd. (a)	4,789	91,309
HDFC Bank Ltd., ADR (a)	6,129	430,746
Hudson Executive Investment Corp., “A” (SPAC) (a)	4,531	44,947
ING Groep N.V.	6,403	81,830
Julius Baer Group Ltd.	1,157	72,872
KBC Group N.V.	1,033	80,253

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Lakeland Financial Corp.	764	$ 49,836
Macquarie Group Ltd.	571	70,595
Metropolitan Bank & Trust Co.	85,017	77,689
Northern Trust Corp.	847	96,389
Prosperity Bancshares, Inc.	1,883	138,137
Sandy Spring Bancorp, Inc.	629	28,531
Signature Bank	443	111,419
SLM Corp.	8,087	158,990
SVB Financial Group (a)	94	53,752
Synchrony Financial	4,650	203,391
Textainer Group Holdings Ltd. (a)	2,730	69,943
TPG Pace Tech Opportunities Corp. (SPAC) (a)	3,802	39,313
Truist Financial Corp.	2,239	132,795
UMB Financial Corp.	851	82,572
Umpqua Holdings Corp.	6,253	116,556
Visa, Inc., “A” (f)	3,780	882,857
Wintrust Financial Corp.	1,225	94,447
Zions Bancorp NA	1,890	105,462
		$6,210,104
Pharmaceuticals – 2.9%
Annexon, Inc. (a)	896	$ 17,857
Bayer AG	4,965	321,261
Bristol-Myers Squibb Co.	4,155	259,355
Collegium Pharmaceutical, Inc. (a)	939	20,940
Elanco Animal Health, Inc. (a)	741	23,497
Eli Lilly & Co. (f)	3,265	596,744
Harmony Biosciences Holdings (a)	848	24,846
Johnson & Johnson (f)	10,698	1,740,886
Kyowa Kirin Co. Ltd.	3,500	106,323
Merck & Co., Inc. (f)	4,142	308,579
Novartis AG	2,324	198,389
Novo Nordisk A.S., “B”	2,816	206,258
Orchard RX Ltd., ADR (a)	644	3,838
Roche Holding AG	2,829	921,884
Santen Pharmaceutical Co. Ltd.	13,400	171,654
SpringWorks Therapeutics, Inc. (a)	488	35,068
Turning Point Therapeutics, Inc. (a)	288	21,954
Viatris, Inc. (a)	1,733	23,049
Zoetis, Inc.	1,440	249,163
		$5,251,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.1%
GFL Environmental, Inc.	1,526	$ 50,251
Republic Services, Inc.	511	54,319
U.S. Ecology, Inc. (a)	886	37,620
		$142,190
Precious Metals & Minerals – 0.6%
Agnico-Eagle Mines Ltd.	7,628	$ 476,738
Agnico-Eagle Mines Ltd.	1,122	70,058
Franco-Nevada Corp.	2,340	325,980
Wheaton Precious Metals Corp.	3,566	147,932
		$1,020,708
Printing & Publishing – 0.2%
China Literature Ltd. (a)	12,000	$ 125,133
Wolters Kluwer N.V.	2,777	251,266
		$376,399
Railroad & Shipping – 0.6%
Canadian National Railway Co.	4,485	$ 482,810
Canadian Pacific Railway Ltd.	123	45,895
CSX Corp.	2,278	229,509
Kansas City Southern Co.	114	33,312
Sankyu, Inc.	1,400	59,694
StealthGas, Inc. (a)	2,275	6,370
Union Pacific Corp.	1,118	248,297
		$1,105,887
Real Estate – 2.3%
Annaly Mortgage Management, Inc., REIT	1,842	$ 16,725
Ascendas Real Estate Investment Trust, REIT	35,502	82,969
Big Yellow Group PLC, REIT	2,512	41,492
Boston Properties, Inc., REIT	213	23,292
Brixmor Property Group, Inc., REIT	3,866	86,366
Broadstone Net Lease, Inc.	2,100	42,378
Concentradora Fibra Danhos S.A. de C.V., REIT	45,350	53,550
Deutsche Wohnen SE	5,159	279,108
Douglas Emmett, Inc.	638	21,399
Empire State Realty Trust, REIT, “A”	3,790	43,168
ESR Cayman Ltd. (a)	43,400	148,340
Extra Space Storage, Inc., REIT	1,835	272,846
Grand City Properties S.A.	4,165	111,965
Hibernia PLC, REIT	43,610	59,666
Host Hotels & Resorts, Inc., REIT (a)	2,427	44,074
Industrial Logistics Properties Trust, REIT	4,314	106,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
LEG Immobilien AG	763	$ 106,134
Lexington Realty Trust, REIT	4,123	50,466
Life Storage, Inc., REIT	1,302	125,070
Mapletree Commercial Trust, REIT	37,900	62,372
Medical Properties Trust, Inc., REIT	2,101	46,327
National Storage Affiliates Trust, REIT	689	31,308
Office Properties Income Trust, REIT	1,356	37,629
Omega Healthcare Investors, Inc., REIT	13,195	501,410
Public Storage, Inc., REIT	1,352	380,128
Spirit Realty Capital, Inc., REIT	616	29,285
STAG Industrial, Inc., REIT	6,228	227,384
STORE Capital Corp., REIT	9,149	327,443
Sun Communities, Inc., REIT	364	60,726
TAG Immobilien AG	19,518	603,298
Two Harbors Investment Corp., REIT	9,717	75,793
VICI Properties, Inc., REIT	2,070	65,619
W.P. Carey, Inc., REIT	622	46,582
		$4,211,299
Restaurants – 0.2%
Aramark	1,091	$ 42,407
Chipotle Mexican Grill, Inc., “A” (a)	51	76,093
Domino's Pizza, Inc.	249	105,163
Performance Food Group Co. (a)	378	22,189
Starbucks Corp.	642	73,502
Texas Roadhouse, Inc.	132	14,127
Wendy's Co.	1,747	39,430
Yum China Holdings, Inc.	904	56,880
		$429,791
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	109	$ 31,444
Akzo Nobel N.V.	880	105,713
Ashland Global Holdings, Inc.	553	47,674
Atotech, Ltd. (a)	1,874	40,422
Avient Corp.	1,405	71,332
Axalta Coating Systems Ltd. (a)	5,434	173,290
Compass Minerals International, Inc.	681	46,254
Corteva, Inc.	1,326	64,656
Croda International PLC	2,036	190,191
Diversey Holdings Ltd. (a)	2,263	40,734
Dow, Inc.	1,289	80,563
DuPont de Nemours, Inc.	1,246	96,079
Ferro Corp. (a)	7,393	123,167

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Kansai Paint Co. Ltd.	5,000	$ 125,949
Linde PLC	3,375	964,490
Nitto Denko Corp.	900	74,609
Sika AG	2,014	600,727
Symrise AG	754	97,358
Tikkurila Oyj	4,810	194,014
Univar Solutions, Inc. (a)	3,596	83,967
		$3,252,633
Specialty Stores – 3.4%
ACV Auctions, Inc. (a)	1,490	$ 50,646
Amazon.com, Inc. (a)(f)(s)	899	3,117,211
AutoZone, Inc. (a)	132	193,264
Best Buy Co., Inc.	984	114,410
Burlington Stores, Inc. (a)	548	178,829
Costco Wholesale Corp.	902	335,625
Home Depot, Inc.	1,057	342,119
Just Eat Takeaway.com (a)	925	95,746
Leslie's, Inc. (a)	3,555	101,033
Lowe's Cos., Inc.	1,067	209,399
Lululemon Athletica, Inc. (a)	676	226,643
Ocado Group PLC (a)	620	17,956
O'Reilly Automotive, Inc. (a)	221	122,187
Petco Health & Wellness Co., Inc. (a)	1,682	39,729
Ross Stores, Inc.	343	44,912
Ryohin Keikaku Co. Ltd.	3,100	65,239
Target Corp. (f)	3,277	679,191
ThredUp, Inc. (a)	1,783	30,614
Ulta Beauty, Inc. (a)	227	74,762
Urban Outfitters, Inc. (a)	2,867	102,925
Vroom, Inc. (a)	933	43,170
Zozo, Inc.	300	10,129
Zumiez, Inc. (a)	1,332	57,236
		$6,252,975
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	6,300	$ 34,598
Cellnex Telecom S.A.	3,083	174,356
KDDI Corp.	2,600	78,649
SBA Communications Corp., REIT	680	203,810
SoftBank Group Corp.	1,100	99,492
T-Mobile USA, Inc. (a)	331	43,735
		$634,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	2,425	$ 41,137
Infrastrutture Wireless Italiane S.p.A.	9,207	107,371
Tele2 AB, “B”	951	12,284
Verizon Communications, Inc.	2,751	158,980
		$319,772
Tobacco – 0.7%
Altria Group, Inc.	5,934	$ 283,348
British American Tobacco PLC	2,762	102,304
Japan Tobacco, Inc.	2,700	50,497
Philip Morris International, Inc. (f)	6,761	642,295
Swedish Match AB	1,266	103,846
		$1,182,290
Trucking – 0.4%
CryoPort, Inc. (a)	1,379	$ 78,010
Hamakyorex Co. Ltd.	1,800	50,645
Knight-Swift Transportation Holdings, Inc.	1,845	86,936
Schneider National, Inc.	3,170	76,809
Seino Holdings Co. Ltd.	8,400	115,443
SG Holdings Co. Ltd.	5,700	129,553
United Parcel Service, Inc., “B”	687	140,052
		$677,448
Utilities - Electric Power – 1.8%
AES Corp.	8,827	$ 245,567
Ameren Corp.	551	46,747
American Electric Power Co., Inc.	250	22,177
Array Technologies, Inc. (a)	2,427	68,344
Black Hills Corp.	1,058	72,981
CenterPoint Energy, Inc.	896	21,943
CenterPoint Energy, Inc. (PIPE) (a)(z)	1,215	29,755
CLP Holdings Ltd.	4,500	44,405
CMS Energy Corp.	938	60,398
Dominion Energy, Inc.	3,300	263,670
Duke Energy Corp. (f)	5,107	514,224
E.ON SE	3,956	47,685
Edison International	607	36,086
Eversource Energy	703	60,613
Exelon Corp. (f)	7,072	317,816
Iberdrola S.A.	7,239	97,779
NextEra Energy, Inc.	523	40,538
NRG Energy, Inc.	10,385	371,991
Orsted A.S.	294	42,883

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp. (a)	7,969	$ 90,209
Pinnacle West Capital Corp.	720	60,948
Portland General Electric Co.	1,361	69,220
Public Service Enterprise Group, Inc.	1,069	67,518
Shoals Technologies Group, Inc. (a)	1,706	54,711
Southern Co.	7,944	525,654
		$3,273,862
Total Common Stocks (Identified Cost, $86,838,870)		$ 135,554,239
Bonds – 18.9%
Aerospace & Defense – 0.4%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$200,000	$ 213,626
Boeing Co., 5.15%, 5/01/2030	55,000	63,968
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	83,000	90,515
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	160,000	174,057
L3Harris Technologies, Inc., 3.85%, 6/15/2023	181,000	192,810
		$734,976
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$35,000	$ 38,341
Automotive – 0.7%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$ 190,797
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)	150,000	150,456
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	472,323
Lear Corp., 3.8%, 9/15/2027	221,000	243,001
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	216,480
		$1,273,057
Broadcasting – 0.6%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$ 160,525
Discovery Communications LLC, 4%, 9/15/2055 (n)	119,000	116,367
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	209,075
RELX Capital, Inc., 3%, 5/22/2030	80,000	83,664
Walt Disney Co., 3.35%, 3/24/2025	160,000	174,202
Walt Disney Co., 3.5%, 5/13/2040	160,000	170,982
Walt Disney Co., 3.8%, 5/13/2060	150,000	164,961
		$1,079,776
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 3.2%, 1/25/2028	$156,000	$ 170,304
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	145,148
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	66,000	60,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 3%, 9/15/2060	$65,000	$ 58,292
		$434,710
Building – 0.1%
Masco Corp., 4.5%, 5/15/2047	$75,000	$ 87,562
Vulcan Materials Co., 3.5%, 6/01/2030	137,000	149,101
		$236,663
Business Services – 0.7%
Equinix, Inc., 3%, 7/15/2050	$98,000	$ 89,809
Fiserv, Inc., 4.4%, 7/01/2049	75,000	87,463
Mastercard, Inc., 3.85%, 3/26/2050	182,000	208,271
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	224,000	239,541
Verisk Analytics, Inc., 4.125%, 3/15/2029	323,000	363,028
Visa, Inc., 2.05%, 4/15/2030	100,000	101,169
Visa, Inc., 2.7%, 4/15/2040	200,000	198,547
		$1,287,828
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$ 436,811
Comcast Corp., 3.75%, 4/01/2040	100,000	110,324
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	250,000	293,982
		$841,117
Chemicals – 0.2%
LYB International Finance III, LLC, 3.625%, 4/01/2051	$71,000	$ 70,988
Sherwin-Williams Co., 3.45%, 6/01/2027	155,000	170,482
Sherwin-Williams Co., 4.5%, 6/01/2047	119,000	141,796
		$383,266
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$413,000	$ 474,438
Microsoft Corp., 2.525%, 6/01/2050	350,000	325,941
		$800,379
Computer Software - Systems – 0.1%
Apple, Inc., 2.05%, 9/11/2026	$172,000	$ 179,690
Apple, Inc., 2.65%, 5/11/2050	87,000	80,773
		$260,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.2%
Carrier Global Corp., 3.377%, 4/05/2040	$89,000	$ 89,801
Roper Technologies, Inc., 2%, 6/30/2030	159,000	153,159
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	156,000	179,420
		$422,380
Consumer Products – 0.4%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$96,000	$ 98,383
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	319,423
Whirlpool Corp., 4.75%, 2/26/2029	228,000	267,595
		$685,401
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$132,000	$ 144,273
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$ 287,027
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$ 327,753
Broadcom, Inc., 5%, 4/15/2030	175,000	201,276
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	200,000	215,914
		$744,943
Emerging Market Quasi-Sovereign – 0.2%
Ecopetrol S.A., 5.375%, 6/26/2026	$237,000	$ 265,961
Ecopetrol S.A., 6.875%, 4/29/2030	140,000	169,750
		$435,711
Emerging Market Sovereign – 0.4%
Republic of Panama, 2.252%, 9/29/2032	$241,000	$ 230,097
State of Qatar, 3.75%, 4/16/2030 (n)	200,000	223,940
United Mexican States, 2.659%, 5/24/2031	200,000	192,338
		$646,375
Energy - Independent – 0.1%
Hess Corp., 5.8%, 4/01/2047	$150,000	$ 182,919
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$121,000	$ 137,576
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	231,271
		$368,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	$100,000	$ 106,638
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	100,554
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	175,102
		$382,294
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$307,000	$ 335,174
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	193,938
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	136,878
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	328,725
Constellation Brands, Inc., 3.15%, 8/01/2029	168,000	177,181
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	297,829
SYSCO Corp., 2.4%, 2/15/2030	24,000	23,974
SYSCO Corp., 4.45%, 3/15/2048	43,000	49,347
		$1,543,046
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$ 216,000
Gaming & Lodging – 0.1%
Marriott International, Inc., 4.625%, 6/15/2030	$50,000	$ 56,138
Marriott International, Inc., 2.85%, 4/15/2031	53,000	52,685
Marriott International, Inc., 3.5%, 10/15/2032	128,000	133,615
		$242,438
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$ 215,531
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$306,000	$ 373,500
Insurance - Property & Casualty – 0.5%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$157,000	$ 176,777
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	121,000	134,006
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	152,880
Progressive Corp., 4.125%, 4/15/2047	157,000	186,066
Willis North America, Inc., 3.875%, 9/15/2049	200,000	215,532
		$865,261
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$200,000	$ 197,500
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$ 368,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.9%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$108,000	$ 102,699
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	756,092
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	384,490
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	159,000	159,460
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	248,000	253,032
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	208,225
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	196,718
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	250,000	245,510
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	400,000	409,194
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	450,000	438,535
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	550,000	610,606
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	100,000	99,754
Morgan Stanley, 3.125%, 7/27/2026	364,000	394,457
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	306,000	335,095
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	76,000	77,010
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	189,404
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	352,897
		$5,213,178
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$ 212,389
Becton, Dickinson and Co., 2.823%, 5/20/2030	350,000	361,868
HCA, Inc., 5.125%, 6/15/2039	176,000	213,459
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050	99,000	97,381
		$885,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$ 93,390
Danaher Corp., 2.6%, 10/01/2050	135,000	120,547
		$213,937
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$ 227,090
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	96,863
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	101,000	99,580
		$423,533
Midstream – 0.8%
Energy Transfer Partners LP, 5.15%, 3/15/2045	$150,000	$ 158,803
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	220,000	221,032
MPLX LP, 4.5%, 4/15/2038	182,000	199,887
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	175,000	177,401
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	139,267
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	372,144
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	114,879
		$1,383,413
Municipals – 0.3%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$ 171,156
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	192,631
State of Florida, “A”, 2.154%, 7/01/2030	132,000	131,993
		$495,780
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$ 112,419
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$ 558,452
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$364,000	$ 363,473
AT&T, Inc., 3.3%, 2/01/2052	185,000	168,373
Verizon Communications, Inc., 2.1%, 3/22/2028	26,000	26,236
Verizon Communications, Inc., 3.15%, 3/22/2030	47,000	49,706
Verizon Communications, Inc., 3.4%, 3/22/2041	95,000	97,320
		$705,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$100,000	$ 113,225
Other Banks & Diversified Financials – 0.2%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$200,000	$ 221,192
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	200,000	203,000
		$424,192
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.1%, 5/15/2030	$246,000	$ 258,417
Pollution Control – 0.1%
Republic Services, Inc., 1.45%, 2/15/2031	$175,000	$ 160,523
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, REIT, 1.7%, 2/15/2031	$141,000	$ 131,195
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$171,000	$ 165,370
Corporate Office Property LP, 2.75%, 4/15/2031	71,000	70,078
		$235,448
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030	$119,000	$ 118,416
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031	181,000	175,528
		$293,944
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$ 189,934
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	46,000	45,929
Regency Centers Corp., 3.7%, 6/15/2030	225,000	245,286
STORE Capital Corp., 2.75%, 11/18/2030	210,000	209,031
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	54,000	58,412
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	169,000	177,866
		$926,458
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$151,000	$ 156,418
Home Depot, Inc., 3.9%, 6/15/2047	195,000	221,552
Kohl's Corp., 3.375%, 5/01/2031	58,000	59,215
		$437,185
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 5%, 2/15/2024	$200,000	$ 222,433
American Tower Corp., REIT, 4%, 6/01/2025	264,000	291,770
Crown Castle International Corp., 4.45%, 2/15/2026	304,000	343,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.7%, 6/15/2026	$369,000	$ 405,597
Rogers Communications, Inc., 3.7%, 11/15/2049	188,000	190,894
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	240,000	260,251
		$1,714,720
Transportation - Services – 0.1%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$197,000	$ 217,064
U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$338,000	$ 411,528
U.S. Treasury Bonds, 1.375%, 11/15/2040	570,000	496,613
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	186,000	213,021
U.S. Treasury Notes, 1.125%, 8/15/2040	309,000	257,532
		$1,378,694
Utilities - Electric Power – 1.3%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$ 186,958
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	103,517
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	69,462
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	293,352
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	215,050
Georgia Power Co., 3.7%, 1/30/2050	121,000	127,593
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	201,205
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	229,464
PPL Capital Funding, Inc., 5%, 3/15/2044	135,000	166,768
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	68,000	68,149
Virginia Electric & Power Co., 2.875%, 7/15/2029	444,000	467,927
WEC Energy Group, Inc., 1.8%, 10/15/2030	292,000	274,868
		$2,404,313
Total Bonds (Identified Cost, $33,088,898)		$ 34,378,376
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA (Identified Cost, $128,142)	1,235	$ 141,885

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/ Par	Value ($)
Rights – 0.0%
Brokerage & Asset Managers – 0.0%
Euronext N.V. (1 share for 1 share, Expiration 5/24/21) (a)	EUR 59.65	4/30/21	763	$ 8,944
Major Banks – 0.0%
Credit Suisse Group AG (1 share for 1 share, Expiration 5/20/21) (a)	CHF 1,000.00	4/28/21	4,703	$ 196
Total Rights (Identified Cost, $0)				$ 9,140

Shares/Par
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	1,448	$ 618

Investment Companies (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $7,939,583)	7,939,583	$ 7,939,583
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT (Proceeds Received, $5,996)	(73)	$ (13,801)
Other Assets, Less Liabilities – 1.9%		3,459,207
Net Assets – 100.0%		$181,469,247

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,939,583 and $170,084,258, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,481,828, representing 4.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	12/07/20-4/29/21	$19,537	$29,755
% of Net assets			0.0%

(zz)	Securities subject to a restriction on resale.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	453,814	USD	363,003	JPMorgan Chase Bank N.A.	6/24/2021	$6,251
NOK	58,719,011	USD	7,030,314	Goldman Sachs International	6/24/2021	24,385
USD	9,327,606	AUD	12,092,228	JPMorgan Chase Bank N.A.	6/24/2021	10,097
USD	1,306,923	GBP	944,768	Goldman Sachs International	6/24/2021	1,960
USD	1,722,675	HKD	13,368,010	Goldman Sachs International	6/24/2021	1,462
USD	192,862	HKD	1,496,573	JPMorgan Chase Bank N.A.	6/24/2021	170
USD	9,904,193	JPY	1,070,445,177	JPMorgan Chase Bank N.A.	6/24/2021	105,390
USD	111,693	MXN	2,241,897	Goldman Sachs International	6/24/2021	1,672
USD	4,292,080	NZD	5,986,657	Goldman Sachs International	6/24/2021	8,884
USD	375,622	SGD	499,371	JPMorgan Chase Bank N.A.	6/24/2021	436
USD	629,114	TWD	17,557,933	JPMorgan Chase Bank N.A.	6/24/2021	482
USD	144,198	ZAR	2,078,796	Goldman Sachs International	6/24/2021	1,906
						$163,095
Liability Derivatives
GBP	2,050,095	USD	2,835,952	Goldman Sachs International	6/24/2021	$(4,254)
SEK	36,289,544	USD	4,306,260	Goldman Sachs International	6/24/2021	(17,377)
USD	165,640	BRL	909,113	Goldman Sachs International	6/24/2021	(940)
USD	10,965,989	CHF	10,056,667	JPMorgan Chase Bank N.A.	6/24/2021	(61,544)
USD	694,616	DKK	4,297,065	JPMorgan Chase Bank N.A.	6/24/2021	(731)
USD	4,712,036	EUR	3,917,445	Goldman Sachs International	6/24/2021	(2,848)
USD	10,743,038	EUR	8,935,502	JPMorgan Chase Bank N.A.	6/24/2021	(11,384)
USD	134,895	ILS	439,381	JPMorgan Chase Bank N.A.	6/24/2021	(449)
USD	321,926	INR	24,419,084	JPMorgan Chase Bank N.A.	6/24/2021	(5,065)
USD	465,605	KRW	521,496,480	JPMorgan Chase Bank N.A.	6/24/2021	(3,234)
USD	98,490	RUB	7,501,212	JPMorgan Chase Bank N.A.	6/24/2021	(543)
USD	101,632	THB	3,204,240	JPMorgan Chase Bank N.A.	6/24/2021	(983)
						$(109,352)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index	Long	EUR	4	$1,823,573	June – 2021	$37,991
FTSE Taiwan Index	Long	USD	28	1,732,920	May – 2021	20,930
FTSE/JSE Top 40 Index	Short	ZAR	47	1,989,572	June – 2021	30,931
IBEX 35 Index	Long	EUR	19	2,011,875	May – 2021	77,176
IBOV Index	Long	BRL	81	1,779,195	June – 2021	13,182
Mexbol Index	Long	MXN	117	2,782,887	June – 2021	8,100
MSCI Singapore Index	Long	SGD	55	1,495,116	May – 2021	5,693
Russell 2000 Index	Short	USD	123	13,908,225	June – 2021	124,776

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
Topix Index	Short	JPY	15	$2,609,800	June – 2021	$19,287
						$338,066
Interest Rate Futures
Australian Note 10 yr	Long	AUD	82	$8,805,100	June – 2021	$1,860
Euro-Bund 10 yr	Short	EUR	97	19,825,103	June – 2021	179,102
Long Gilt 10 yr	Short	GBP	22	3,879,010	June – 2021	47,624
U.S. Treasury Note 10 yr	Long	USD	50	6,601,562	June – 2021	21,692
U.S. Treasury Ultra Note 10 yr	Short	USD	23	3,347,578	June – 2021	69,143
						$319,421
						$657,487
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	29	$4,909,794	May – 2021	$(7,849)
BIST 30 Index	Long	TRY	2,543	4,543,074	June – 2021	(2,817)
CAC 40 Index	Short	EUR	9	672,587	May – 2021	(10,952)
FTSE 100 Index	Short	GBP	51	4,886,328	June – 2021	(168,319)
FTSE MIB Index	Long	EUR	46	6,611,810	June – 2021	(30,404)
Hang Seng Index	Long	HKD	15	2,754,659	May – 2021	(37,641)
KOSPI 200 Index	Short	KRW	34	3,225,469	June – 2021	(142,138)
NIFTY Index	Short	USD	138	4,041,054	May – 2021	(27,469)
OMX 30 Index	Long	SEK	96	2,516,363	May – 2021	(9,765)
S&P 500 E-Mini Index	Short	USD	222	46,335,840	June – 2021	(3,190,994)
S&P MidCap 400 Index	Short	USD	54	14,689,620	June – 2021	(776,880)
S&P/ASX 200 Index	Short	AUD	63	8,495,535	June – 2021	(283,613)
S&P/TSX 60 Index	Short	CAD	25	4,618,639	June – 2021	(7,350)
						$(4,696,191)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	66	$7,483,025	June – 2021	$(106,387)
Japan Government Bond 10 yr	Short	JPY	10	13,847,561	June – 2021	(29,875)
						$(136,262)
						$(4,832,453)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	51,000,000	centrally cleared	0.247%/Semi-annually	0.184% FLR (3-Month LIBOR)/Quarterly	$55,416	$—	$55,416
11/06/24	USD	20,200,000	centrally cleared	1.582%/Semi-annually	0.193% FLR (3-Month LIBOR)/Quarterly	842,087	—	842,087
11/06/49	USD	3,997,917	centrally cleared	0.193% FLR (3-Month LIBOR)/Quarterly	1.893%/Semi-annually	105,454	—	105,454
						$1,002,957	$—	$1,002,957
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	0.193% FLR (3-Month LIBOR)/Quarterly	1.702%/Semi-annually	$(258,513)	$—	$(258,513)
At April 30, 2021, the fund had cash collateral of $1,430,551 and other liquid securities with an aggregate value of $20,637,294 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $120,055,910)	$170,084,258
Investments in affiliated issuers, at value (identified cost, $7,939,583)	7,939,583
Cash	14,825
Foreign currency, at value (identified cost, $84)	98
Restricted cash for
Forward foreign currency exchange contracts	280,000
Deposits with brokers for
Futures contracts	1,139,247
Securities sold short	11,304
Receivables for
Forward foreign currency exchange contracts	163,095
Net daily variation margin on open futures contracts	763,305
Investments sold	65,811
Fund shares sold	538,307
Interest and dividends	963,453
Receivable from investment adviser	15,867
Other assets	633
Total assets	$181,979,786
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$12,123
Securities sold short, at value (proceeds received, $5,996)	13,801
Forward foreign currency exchange contracts	109,352
Net daily variation margin on open futures contracts	34,424
Investments purchased	107,989
Fund shares reacquired	49,889
Payable to affiliates
Administrative services fee	189
Shareholder servicing costs	47,158
Distribution and service fees	1,029
Payable for independent Trustees' compensation	196
Deferred country tax expense payable	3,648
Accrued expenses and other liabilities	130,741
Total liabilities	$510,539
Net assets	$181,469,247

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$194,416,055
Total distributable earnings (loss)	(12,946,808)
Net assets	$181,469,247
Shares of beneficial interest outstanding	15,692,756

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$30,406,868	2,640,553	$11.52
Class B	3,611,771	321,231	11.24
Class C	6,775,567	600,477	11.28
Class I	117,074,270	10,100,808	11.59
Class R1	119,045	10,708	11.12
Class R2	459,135	40,261	11.40
Class R3	1,651,420	143,222	11.53
Class R4	55,011	4,734	11.62
Class R6	21,316,160	1,830,762	11.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.22 [100 / 94.25 x $11.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,011,271
Interest	505,352
Dividends from affiliated issuers	2,905
Income on securities loaned	885
Foreign taxes withheld	(47,006)
Total investment income	$1,473,407
Expenses
Management fee	$703,549
Distribution and service fees	98,535
Shareholder servicing costs	83,640
Administrative services fee	16,581
Independent Trustees' compensation	2,141
Custodian fee	62,296
Shareholder communications	11,257
Audit and tax fees	50,218
Legal fees	816
Dividend and interest expense on securities sold short	369
Interest expense and fees	401
Registration fees	64,328
Miscellaneous	39,251
Total expenses	$1,133,382
Fees paid indirectly	(254)
Reduction of expenses by investment adviser and distributor	(119,658)
Net expenses	$1,013,470
Net investment income (loss)	$459,937

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $600 country tax)	$8,755,772
Futures contracts	(20,362,385)
Swap agreements	362,059
Securities sold short	(504)
Forward foreign currency exchange contracts	359,345
Foreign currency	(133,077)
Net realized gain (loss)	$(11,018,790)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,018 increase in deferred country tax)	$22,659,022
Futures contracts	(4,624,035)
Swap agreements	1,099,036
Securities sold short	(4,792)
Forward foreign currency exchange contracts	483,300
Translation of assets and liabilities in foreign currencies	23,982
Net unrealized gain (loss)	$19,636,513
Net realized and unrealized gain (loss)	$8,617,723
Change in net assets from operations	$9,077,660
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$459,937	$1,409,627
Net realized gain (loss)	(11,018,790)	(6,968,804)
Net unrealized gain (loss)	19,636,513	9,687,222
Change in net assets from operations	$9,077,660	$4,128,045
Total distributions to shareholders	$(985,057)	$(1,880,261)
Change in net assets from fund share transactions	$136,370	$(12,054,276)
Total change in net assets	$8,228,973	$(9,806,492)
Net assets
At beginning of period	173,240,274	183,046,766
At end of period	$181,469,247	$173,240,274
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.99	$10.80	$10.07	$10.26	$10.00	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.10	$0.06	$0.04	$0.06
Net realized and unrealized gain (loss)	0.56	0.22	0.71	(0.07)	0.46	(0.35)
Total from investment operations	$0.58	$0.29	$0.81	$(0.01)	$0.50	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.08)	$(0.18)	$(0.24)	$(0.09)
Net asset value, end of period (x)	$11.52	$10.99	$10.80	$10.07	$10.26	$10.00
Total return (%) (r)(s)(t)(x)	5.24(n)	2.68	8.11	(0.06)	5.18	(2.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.47	1.46	1.46	1.63	1.47
Expenses after expense reductions (f)	1.30(a)	1.32	1.33	1.37	1.51	1.46
Net investment income (loss)	0.37(a)	0.65	1.01	0.64	0.39	0.57
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$30,407	$29,453	$33,287	$35,972	$50,452	$125,642
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.29	1.34	1.40	1.39
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.73	$10.54	$9.82	$10.01	$9.76	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$0.03	$(0.01)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	0.53	0.21	0.69	(0.07)	0.44	(0.33)
Total from investment operations	$0.51	$0.20	$0.72	$(0.08)	$0.41	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.00)(w)	$(0.11)	$(0.16)	$(0.03)
Net asset value, end of period (x)	$11.24	$10.73	$10.54	$9.82	$10.01	$9.76
Total return (%) (r)(s)(t)(x)	4.75(n)	1.92	7.33	(0.81)	4.35	(3.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19(a)	2.22	2.21	2.21	2.37	2.22
Expenses after expense reductions (f)	2.05(a)	2.08	2.08	2.12	2.25	2.21
Net investment income (loss)	(0.38)(a)	(0.09)	0.26	(0.09)	(0.29)	(0.18)
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$3,612	$4,035	$4,542	$5,061	$6,354	$8,714
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.04	2.09	2.15	2.14
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.77	$10.57	$9.85	$10.00	$9.74	$10.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$0.03	$(0.01)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	0.53	0.21	0.69	(0.06)	0.44	(0.34)
Total from investment operations	$0.51	$0.20	$0.72	$(0.07)	$0.41	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$(0.08)	$(0.15)	$(0.03)
Net asset value, end of period (x)	$11.28	$10.77	$10.57	$9.85	$10.00	$9.74
Total return (%) (r)(s)(t)(x)	4.74(n)	1.91	7.31	(0.72)	4.35	(3.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18(a)	2.22	2.22	2.22	2.38	2.22
Expenses after expense reductions (f)	2.05(a)	2.08	2.08	2.13	2.26	2.21
Net investment income (loss)	(0.39)(a)	(0.08)	0.26	(0.10)	(0.30)	(0.18)
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$6,776	$8,396	$10,083	$13,845	$24,540	$43,754
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.04	2.10	2.15	2.14
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.08	$10.89	$10.15	$10.35	$10.10	$10.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.13	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	0.54	0.22	0.72	(0.07)	0.46	(0.34)
Total from investment operations	$0.58	$0.32	$0.85	$0.02	$0.53	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.11)	$(0.22)	$(0.28)	$(0.12)
Net asset value, end of period (x)	$11.59	$11.08	$10.89	$10.15	$10.35	$10.10
Total return (%) (r)(s)(t)(x)	5.28(n)	2.91	8.49	0.19	5.42	(2.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.22	1.21	1.21	1.38	1.22
Expenses after expense reductions (f)	1.05(a)	1.07	1.08	1.12	1.26	1.21
Net investment income (loss)	0.63(a)	0.90	1.25	0.90	0.71	0.82
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$117,074	$108,871	$127,572	$137,065	$211,360	$371,340
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.04	1.10	1.15	1.14
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.61	$10.43	$9.72	$9.93	$9.72	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$0.03	$(0.01)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	0.53	0.22	0.68	(0.07)	0.44	(0.33)
Total from investment operations	$0.51	$0.21	$0.71	$(0.08)	$0.41	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$(0.13)	$(0.20)	$(0.03)
Net asset value, end of period (x)	$11.12	$10.61	$10.43	$9.72	$9.93	$9.72
Total return (%) (r)(s)(t)(x)	4.81(n)	1.97	7.30	(0.83)	4.38	(3.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19(a)	2.22	2.21	2.22	2.37	2.23
Expenses after expense reductions (f)	2.05(a)	2.07	2.08	2.13	2.24	2.22
Net investment income (loss)	(0.38)(a)	(0.09)	0.26	(0.08)	(0.26)	(0.21)
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$119	$113	$210	$195	$363	$328
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.05	2.04	2.10	2.15	2.15
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.86	$10.67	$9.91	$10.11	$9.89	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$0.08	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss)	0.53	0.22	0.69	(0.06)	0.44	(0.34)
Total from investment operations	$0.54	$0.26	$0.77	$(0.02)	$0.46	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.01)	$(0.18)	$(0.24)	$(0.06)
Net asset value, end of period (x)	$11.40	$10.86	$10.67	$9.91	$10.11	$9.89
Total return (%) (r)(s)(t)(x)	4.97(n)	2.43	7.82	(0.22)	4.81	(2.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.72	1.71	1.71	1.86	1.72
Expenses after expense reductions (f)	1.55(a)	1.58	1.58	1.61	1.74	1.72
Net investment income (loss)	0.11(a)	0.41	0.75	0.42	0.23	0.31
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$459	$498	$791	$1,434	$1,560	$1,300
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55(a)	1.55	1.54	1.59	1.65	1.65
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.00	$10.81	$10.09	$10.29	$10.06	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.10	$0.07	$0.05	$0.05
Net realized and unrealized gain (loss)	0.55	0.22	0.71	(0.07)	0.45	(0.34)
Total from investment operations	$0.57	$0.29	$0.81	$0.00(w)	$0.50	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.10)	$(0.09)	$(0.20)	$(0.27)	$(0.04)
Net asset value, end of period (x)	$11.53	$11.00	$10.81	$10.09	$10.29	$10.06
Total return (%) (r)(s)(t)(x)	5.18(n)	2.70	8.09	0.00(w)	5.17	(2.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.47	1.46	1.46	1.61	1.49
Expenses after expense reductions (f)	1.30(a)	1.32	1.33	1.37	1.49	1.47
Net investment income (loss)	0.37(a)	0.69	1.00	0.65	0.49	0.47
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$1,651	$1,432	$1,101	$997	$1,009	$932
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.30	1.29	1.34	1.40	1.40
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.11	$10.91	$10.18	$10.37	$10.13	$10.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.09	$0.13	$0.09	$0.07	$0.09
Net realized and unrealized gain (loss)	0.56	0.23	0.71	(0.07)	0.46	(0.35)
Total from investment operations	$0.59	$0.32	$0.84	$0.02	$0.53	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.11)	$(0.21)	$(0.29)	$(0.05)
Net asset value, end of period (x)	$11.62	$11.11	$10.91	$10.18	$10.37	$10.13
Total return (%) (r)(s)(t)(x)	5.30(n)	2.98	8.36	0.24	5.40	(2.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.23	1.22	1.22	1.39	1.22
Expenses after expense reductions (f)	1.05(a)	1.08	1.08	1.13	1.26	1.21
Net investment income (loss)	0.61(a)	0.81	1.27	0.91	0.71	0.85
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$55	$58	$51	$90	$128	$192
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.05	1.04	1.10	1.15	1.14
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.13	$10.94	$10.20	$10.41	$10.16	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.11	$0.14	$0.10	$0.09	$0.09
Net realized and unrealized gain (loss)	0.55	0.21	0.72	(0.08)	0.45	(0.35)
Total from investment operations	$0.59	$0.32	$0.86	$0.02	$0.54	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.12)	$(0.23)	$(0.29)	$(0.12)
Net asset value, end of period (x)	$11.64	$11.13	$10.94	$10.20	$10.41	$10.16
Total return (%) (r)(s)(t)(x)	5.36(n)	2.97	8.51	0.24	5.57	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10(a)	1.13	1.14	1.16	1.24	1.12
Expenses after expense reductions (f)	0.96(a)	0.99	1.01	1.07	1.12	1.11
Net investment income (loss)	0.71(a)	1.04	1.32	0.97	0.84	0.92
Portfolio turnover	20(n)	57	58	37	37	51
Net assets at end of period (000 omitted)	$21,316	$20,383	$5,410	$5,337	$6,533	$5,743
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96(a)	0.96	0.97	1.04	1.03	1.04

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and

Notes to Financial Statements (unaudited) - continued
prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$92,619,693	$62,704	$—	$92,682,397
Japan	6,007,253	—	—	6,007,253
Switzerland	5,986,508	196	—	5,986,704
France	5,740,728	—	—	5,740,728
United Kingdom	5,412,092	—	—	5,412,092
Germany	3,573,345	—	—	3,573,345
Canada	3,232,271	—	—	3,232,271
Taiwan	1,707,527	79,182	—	1,786,709
China	1,569,007	—	—	1,569,007
Other Countries	9,680,778	34,598	—	9,715,376
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,378,694	—	1,378,694
Non - U.S. Sovereign Debt	—	1,279,586	—	1,279,586
Municipal Bonds	—	495,780	—	495,780
U.S. Corporate Bonds	—	22,640,720	—	22,640,720
Foreign Bonds	—	8,583,596	—	8,583,596
Mutual Funds	7,939,583	—	—	7,939,583
Total	$143,468,785	$34,555,056	$—	$178,023,841
Securities Sold Short	$(13,801)	$—	$—	$(13,801)
Other Financial Instruments
Futures Contracts – Assets	$657,487	$—	$—	$657,487
Futures Contracts – Liabilities	(4,832,453)	—	—	(4,832,453)
Forward Foreign Currency Exchange Contracts – Assets	—	163,095	—	163,095
Forward Foreign Currency Exchange Contracts – Liabilities	—	(109,352)	—	(109,352)
Swap Agreements – Assets	—	1,002,957	—	1,002,957
Swap Agreements – Liabilities	—	(258,513)	—	(258,513)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/20	$35,365
Change in unrealized appreciation or depreciation	(2,416)
Transfers out of level 3	(32,949)
Balance as of 4/30/21	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) - continued
foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$319,421	$(136,262)
Interest Rate	Interest Rate Swaps	1,002,957	(258,513)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	163,095	(109,352)
Equity	Equity Futures	338,066	(4,696,191)
Total		$1,823,539	$(5,200,318)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$ (261,582)	$ 28,104	$ —
Foreign Exchange	—	—	359,345
Credit	—	333,955	—
Equity	(20,100,803)	—	—
Total	$(20,362,385)	$362,059	$359,345
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$ 307,826	$1,095,654	$ —
Foreign Exchange	—	—	483,300
Equity	(4,931,861)	—	—
Credit	—	3,382	—
Total	$(4,624,035)	$1,099,036	$483,300
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded

Notes to Financial Statements (unaudited) - continued
under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2021:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$763,305	$(34,424)
Cleared Swap Agreements (a)	—	(12,123)
Forward Foreign Currency Exchange Contracts	163,095	(109,352)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$926,400	$(155,899)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	763,305	(46,457)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$163,095	$(109,352)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund's Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2021:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$40,269	$(25,420)	$(14,849)	$—	$—
JPMorgan Chase Bank N.A.	122,826	(83,932)	—	—	38,894
Total	$163,095	$(109,352)	$(14,849)	$—	$38,894
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2021:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(25,420)	$25,420	$—	$—	$—
JPMorgan Chase Bank N.A.	(83,932)	83,932	—	—	—
Total	$(109,352)	$109,352	$—	$—	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations

Notes to Financial Statements (unaudited) - continued
in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by

Notes to Financial Statements (unaudited) - continued
the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2021, this expense amounted to $369. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from

Notes to Financial Statements (unaudited) - continued
securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$1,880,261
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$130,497,472
Gross appreciation	49,075,171
Gross depreciation	(1,548,802)
Net unrealized appreciation (depreciation)	$ 47,526,369
As of 10/31/20
Undistributed ordinary income	982,773
Capital loss carryforwards	(47,230,145)
Other temporary differences	51,395
Net unrealized appreciation (depreciation)	25,156,566
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(45,343,346)
Long-Term	(1,886,799)
Total	$(47,230,145)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$124,519	$299,314
Class B	—	5,194
Class C	—	1,807
Class I	699,213	1,482,420
Class R1	—	517
Class R2	—	5,116
Class R3	5,098	10,258
Class R4	402	600
Class R6	155,825	75,035
Total	$985,057	$1,880,261
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $9,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this reduction amounted to $109,634, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,360 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 37,638
Class B	0.75%	0.25%	1.00%	1.00%	19,178
Class C	0.75%	0.25%	1.00%	1.00%	37,953
Class R1	0.75%	0.25%	1.00%	1.00%	581
Class R2	0.25%	0.25%	0.50%	0.50%	1,215
Class R3	—	0.25%	0.25%	0.25%	1,970
Total Distribution and Service Fees					$98,535
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $41 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$750
Class B	666
Class C	48
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $7,237, which equated to 0.0082% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $76,403.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0188% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On May 7, 2020, MFS purchased 4,699 shares of Class R4 for an aggregate amount of $50,000. On May 7, 2020, MFS redeemed 4,739 shares of Class R3 for an aggregate amount of $50,000.
At April 30, 2021, MFS held 100% of the outstanding shares of Class R4.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $36,116. The sales transactions resulted in net realized gains (losses) of $9,684.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short sales and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,231,925	$1,185,376
Non-U.S. Government securities	31,967,221	52,688,199

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	427,996	$4,844,528	480,649	$5,241,025
Class B	2,697	29,867	39,632	388,822
Class C	22,965	256,195	194,075	1,995,206
Class I	1,773,007	20,257,995	3,719,821	40,828,052
Class R1	36	391	71	750
Class R2	535	6,006	8,010	85,330
Class R3	27,695	315,065	163,944	1,804,167
Class R4	—	—	5,348	56,729
Class R6	262,955	3,017,890	2,180,806	24,343,215
	2,517,886	$28,727,937	6,792,356	$74,743,296
Shares issued to shareholders in reinvestment of distributions
Class A	10,073	$113,217	23,804	$260,420
Class B	—	—	395	4,247
Class C	—	—	158	1,702
Class I	47,512	536,886	112,270	1,234,975
Class R1	—	—	49	517
Class R2	—	—	472	5,116
Class R3	453	5,098	938	10,258
Class R4	36	402	54	600
Class R6	12,367	140,361	5,024	55,511
	70,441	$795,964	143,164	$1,573,346
Shares reacquired
Class A	(476,760)	$(5,424,946)	(906,557)	$(9,903,425)
Class B	(57,507)	(638,603)	(94,852)	(1,014,804)
Class C	(202,169)	(2,253,422)	(368,605)	(3,930,078)
Class I	(1,546,965)	(17,665,813)	(5,724,197)	(62,393,489)
Class R1	(6)	(61)	(9,550)	(103,267)
Class R2	(6,159)	(69,305)	(36,797)	(398,813)
Class R3	(15,080)	(172,574)	(136,572)	(1,446,045)
Class R4	(495)	(5,631)	(4,876)	(53,637)
Class R6	(275,241)	(3,157,176)	(849,873)	(9,127,360)
	(2,580,382)	$(29,387,531)	(8,131,879)	$(88,370,918)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(38,691)	$(467,201)	(402,104)	$(4,401,980)
Class B	(54,810)	(608,736)	(54,825)	(621,735)
Class C	(179,204)	(1,997,227)	(174,372)	(1,933,170)
Class I	273,554	3,129,068	(1,892,106)	(20,330,462)
Class R1	30	330	(9,430)	(102,000)
Class R2	(5,624)	(63,299)	(28,315)	(308,367)
Class R3	13,068	147,589	28,310	368,380
Class R4	(459)	(5,229)	526	3,692
Class R6	81	1,075	1,335,957	15,271,366
	7,945	$136,370	(1,196,359)	$(12,054,276)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $391 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,067,592	$77,036,321	$80,164,330	$—	$—	$7,939,583

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,905	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.